UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21475

                                                         RBC Funds Trust

    (Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

                                   Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 97.22%
Consumer Discretionary — 13.77%
8,200	Capella Education Co.*	$545,956
26,000	Fossil, Inc.*	1,832,480
20,000	Guess?, Inc.	946,400
55,860	LKQ Corp.*	1,269,139
12,100	Panera Bread Co., Class A*	1,224,641
22,600	Ross Stores, Inc.	1,429,450
38,500	Tractor Supply Co.	1,866,865
20,000	WMS Industries, Inc.*	904,800

		10,019,731

Consumer Staples — 3.36%
10,000	Church & Dwight Co., Inc.	690,200
10,300	Ralcorp Holdings, Inc.*	669,603
29,500	United Natural Foods, Inc.*	1,082,060

		2,441,863

Energy — 5.90%
15,000	Dril-Quip, Inc.*	1,165,800
14,290	Oceaneering International, Inc.*	1,052,173
17,400	Oil States International, Inc.*	1,115,166
20,600	Unit Corp.*	957,488

		4,290,627

Financials — 6.31%
21,600	Eaton Vance Corp.	652,968
18,200	Federated Investors, Inc., Class B	476,294
33,000	HCC Insurance Holdings, Inc.	955,020
28,700	Knight Capital Group, Inc., Class A*	395,773
33,900	Raymond James Financial, Inc.	1,108,530
39,100	Tower Group, Inc.	1,000,178

		4,588,763

Health Care — 23.39%
54,800	Bruker Corp.*	909,680
31,600	Catalyst Health Solutions, Inc.*	1,469,084
10,300	Cerner Corp.*	975,822
12,100	Charles River Laboratories International, Inc.*	430,034
16,400	Edwards Lifesciences Corp.*	1,325,776
13,000	Gen-Probe, Inc.*	758,550
18,500	Henry Schein, Inc.*	1,135,715
14,700	IDEXX Laboratories, Inc.*	1,017,534
15,500	Integra LifeSciences Holdings Corp.*	733,150
7,800	Laboratory Corp of America Holdings*	685,776
18,200	Meridian Bioscience, Inc.	421,512
6,800	Mettler-Toledo International, Inc.*	1,028,228
13,400	MWI Veterinary Supply, Inc.*	846,210

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
21,300	NuVasive, Inc.*	$546,345
19,100	Parexel International Corp.*	405,493
11,200	Perrigo Co.	709,296
25,400	Pharmaceutical Product Development, Inc.	689,356
10,300	Varian Medical Systems, Inc.*	713,584
27,400	Volcano Corp.*	748,294
12,100	Waters Corp.*	940,291
13,000	West Pharmaceutical Services, Inc.	535,600

		17,025,330

Industrials — 18.38%
10,300	Alliant Techsystems, Inc.*	766,629
33,900	AMETEK, Inc.	1,330,575
16,420	Donaldson Co., Inc.	956,958
15,080	Expeditors International of Washington, Inc.	823,368
8,100	Flowserve Corp.	965,682
11,740	Huron Consulting Group, Inc.*	310,523
16,800	Jacobs Engineering Group, Inc.*	770,280
15,600	Landstar System, Inc.	638,664
18,200	MSC Industrial Direct Co., Class A	1,177,358
15,390	Roper Industries, Inc.	1,176,258
13,900	Stericycle, Inc.*	1,124,788
15,300	Teledyne Technologies, Inc.*	672,741
18,100	Towers Watson & Co., Class A	942,286
23,300	Waste Connections, Inc.	641,449
28,800	Woodward Governor Co.	1,081,728

		13,379,287

Information Technology — 22.28%
26,900	Akamai Technologies, Inc.*	1,265,645
32,700	Altera Corp.	1,163,466
15,720	ANSYS, Inc.*	818,540
27,710	Autodesk, Inc.*	1,058,522
14,700	Comtech Telecommunications Corp.	407,631
25,100	Digital River, Inc.*	863,942
14,740	Dolby Laboratories, Inc., Class A*	983,158
11,000	F5 Networks, Inc.*	1,431,760
18,200	Global Payments, Inc.	841,022
30,500	Logitech International SA*	565,775
10,300	Mantech International Corp., Class A*	425,699
25,150	Microchip Technology, Inc.	860,382
25,900	MICROS Systems, Inc.*	1,135,974
18,200	National Instruments Corp.	685,048
18,200	Open Text Corp.*	838,292
18,944	Plexus Corp.*	586,127
45,700	Riverbed Technology, Inc.*	1,607,269
25,200	Synopsys, Inc.*	678,132

		16,216,384

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
Materials — 3.83%
21,900	AptarGroup, Inc.	$1,041,783
15,300	Reliance Steel & Aluminum Co.	781,830
14,500	Sigma-Aldrich Corp.	965,120

		2,788,733

Total Common Stocks		70,750,718

(Cost $51,354,465)
Investment Company — 3.78%
2,754,090	JPMorgan Prime Money Market Fund	2,754,090

Total Investment Company		2,754,090

(Cost $2,754,090)

Total Investments		$73,504,808
(Cost $54,108,555)(a) — 101.00%

Liabilities in excess of other assets — (1.00)%		(727,372)

NET ASSETS — 100.00%		$72,777,436

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.28%
Consumer Discretionary — 17.23%
428,178	Benihana, Inc., Class A*	$3,481,087
88,400	Books-A-Million, Inc.	512,720
932,773	Casual Male Retail Group, Inc.*	4,421,344
72,800	Delta Apparel, Inc.*	982,800
83,630	Mac-Gray Corp.	1,250,269
41,000	Red Robin Gourmet Burgers, Inc.*	880,270
176,600	RG Barry Corp.	1,963,792
274,956	Steinway Musical Instruments*	5,457,876
27,150	Tefron Ltd.*	98,283
256,700	Universal Electronics, Inc.*	7,282,579

		26,331,020

Energy — 3.59%
28,000	Gulf Island Fabrication, Inc.	789,040
122,600	Gulfport Energy Corp.*	2,654,290
11,954	OYO Geospace Corp.*	1,184,761
54,300	Tesco Corp.*	862,284

		5,490,375

Financials — 9.78%
282,300	Asta Funding, Inc.	2,286,630
96,100	Boston Private Financial Holdings, Inc.	629,455
91,059	CoBiz Financial, Inc.	553,639
220,900	Compass Diversified Holdings	3,907,721
65,000	Cypress Sharpridge Investments, Inc. REIT	839,150
68,800	Firstcity Financial Corp.*	553,840
63,400	LaSalle Hotel Properties REIT	1,673,760
34,626	Mercantile Bank Corp.	280,817
95,389	MetroCorp Bancshares, Inc.*	346,262
93,000	National Interstate Corp.	1,990,200
62,174	Northrim BanCorp, Inc.	1,201,202
50,000	Washington Banking Co.	685,500

		14,948,176

Health Care — 8.59%
60,600	America Service Group, Inc.	917,484
179,500	BioScrip, Inc.*	938,785
93,200	Exactech, Inc.*	1,754,024
8,032	HMS Holdings Corp.*	520,233
85,400	Kensey Nash Corp.*	2,376,682
10,200	Landauer, Inc.	611,694
55,200	LHC Group, Inc.*	1,656,000
76,700	Meridian Bioscience, Inc.	1,776,372
73,100	Symmetry Medical, Inc.*	676,175
96,300	US Physical Therapy, Inc.*	1,908,666

		13,136,115

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
Industrials — 23.77%
121,700	Acacia Research - Acacia Technologies*	$3,156,898
89,000	Air Transport Services Group, Inc.*	703,100
111,456	Allied Defense Group, Inc. (The)*	373,378
126,700	AZZ, Inc.	5,069,267
261,325	Columbus McKinnon Corp.*	5,310,124
185,000	Eagle Bulk Shipping, Inc.*	921,300
66,300	Ennis, Inc.	1,133,730
97,300	Greenbrier Cos., Inc.*	2,042,327
26,900	Hurco Cos, Inc.*	636,185
99,600	Kimball International, Inc., Class B	687,240
468,894	LaBarge, Inc.*	7,366,325
19,000	Marten Transport Ltd.	406,220
49,300	NN, Inc.*	609,348
133,333	OceanFreight, Inc.*	122,666
42,150	Old Dominion Freight Line, Inc.*	1,348,379
160,000	Orion Marine Group, Inc.*	1,856,000
406,000	PGT, Inc.*	994,700
23,373	Powell Industries, Inc.*	768,504
63,674	Standard Parking Corp.*	1,202,802
32,500	Sun Hydraulics Corp.	1,228,500
135,800	TBS International PLC, Class A*	391,104

		36,328,097

Information Technology — 22.53%
186,682	Aspen Technology, Inc.*	2,370,861
107,774	Computer Task Group, Inc.*	1,172,581
13,777	Comtech Telecommunications Corp.	382,036
72,685	EMS Technologies, Inc.*	1,437,709
127,500	Interactive Intelligence, Inc.*	3,335,400
524,238	Lionbridge Technologies, Inc.*	1,934,438
366,400	NIC, Inc.	3,557,744
459,948	Sonic Solutions, Inc.*	6,899,220
423,683	Spectrum Control, Inc.*	6,351,008
109,500	Tyler Technologies, Inc.*	2,273,220
289,700	Xyratex Ltd.*	4,725,007

		34,439,224

Materials — 8.71%
417,116	Intertape Polymer Group, Inc.*	479,683
101,700	Koppers Holdings, Inc.	3,638,826
149,800	Landec Corp.*	895,804
294,900	Omnova Solutions, Inc.*	2,465,364
186,688	Universal Stainless & Alloy*	5,839,601

		13,319,278

Utilities — 2.08%
76,700	Central Vermont Public Service Corp.	1,676,662

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
65,800	Unitil Corp.	$1,496,292

		3,172,954

Total Common Stocks		147,165,239

(Cost $112,994,856)
Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Fund — 2.04%
117,800	SPDR KBW Regional Banking	3,115,810

Total Exchange Traded Fund		3,115,810

(Cost $3,028,573)
Investment Company — 1.73%
2,639,821	JPMorgan Prime Money Market Fund	2,639,821

Total Investment Company		2,639,821

(Cost $2,639,821)

Total Investments		$152,920,870
(Cost $118,663,250)(c) — 100.05%

Liabilities in excess of other assets — (0.05)%		(79,173)

NET ASSETS — 100.00%		$152,841,697

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is considered illiquid.
(c)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations	used are defined below:
REIT	- Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 99.11%
Consumer Discretionary — 16.55%
80,119	Benihana, Inc., Class A*	$651,367
297,400	Casual Male Retail Group, Inc.*	1,409,676
27,900	Dress Barn, Inc.*	737,118
27,100	Drew Industries, Inc.	615,712
21,600	Grand Canyon Education, Inc.*	423,144
41,400	Sally Beauty Holdings, Inc.*	601,542
62,707	Steinway Musical Instruments*	1,244,734
10,750	Steven Madden Ltd.*	448,490
42,700	True Religion Apparel, Inc.*	950,502
64,423	Universal Electronics, Inc.*	1,827,680

		8,909,965

Consumer Staples — 1.75%
22,200	Nash Finch Co.	943,722

Energy — 5.15%
2,500	CARBO Ceramics, Inc.	258,850
33,200	Georesources, Inc.*	737,372
7,300	Tesco Corp.*	115,924
15,700	Willbros Group, Inc.*	154,174
41,700	World Fuel Services Corp.	1,507,872

		2,774,192

Financials — 10.20%
34,600	Amerisafe, Inc.*	605,500
45,300	Ares Capital Corp.	746,544
47,327	Asta Funding, Inc.	383,349
73,700	Compass Diversified Holdings	1,303,753
17,900	Cypress Sharpridge Investments, Inc. REIT	231,089
29,625	Delphi Financial Group, Inc., Class A	854,385
22,300	LaSalle Hotel Properties REIT	588,720
8,500	ProAssurance Corp.*	515,100
21,500	SeaBright Insurance Holdings, Inc.	198,230
4,072	Trico Bancshares	65,763

		5,492,433

Health Care — 8.91%
7,200	Amedisys, Inc.*	241,200
12,900	Emergency Medical Services Corp., Class A*	833,469
17,900	Kinetic Concepts, Inc.*	749,652
22,300	Meridian Bioscience, Inc.	516,468
34,275	PSS World Medical, Inc.*	774,615
30,800	Symmetry Medical, Inc.*	284,900
17,000	Thoratec Corp.*	481,440

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
22,300	West Pharmaceutical Services, Inc.	$918,760

		4,800,504

Industrials — 25.72%
21,000	Acacia Research - Acacia Technologies*	544,740
80,900	ACCO Brands Corp.*	689,268
6,400	American Science & Engineering, Inc.	545,472
37,500	ArvinMeritor, Inc.*	769,500
10,700	Atlas Air Worldwide Holdings, Inc.*	597,381
26,808	AZZ, Inc.	1,072,588
16,700	Chart Industries, Inc.*	564,126
56,800	Columbus McKinnon Corp.*	1,154,176
27,300	Gardner Denver, Inc.	1,878,786
37,000	Greenbrier Cos., Inc.*	776,630
15,500	II-VI, Inc.*	718,580
43,500	Insteel Industries, Inc.	543,315
69,700	Interface, Inc., Class A	1,090,805
22,700	Knoll, Inc.	379,771
9,900	LaBarge, Inc.*	155,529
14,200	LB Foster Co., Class A*	581,348
12,100	Marten Transport Ltd.	258,698
10,200	Old Dominion Freight Line, Inc.*	326,298
6,878	Powell Industries, Inc.*	226,149
9,500	Sun Hydraulics Corp.	359,100
11,700	Wabtec Corp.	618,813

		13,851,073

Information Technology — 19.93%
46,500	Aspen Technology, Inc.*	590,550
24,700	Checkpoint Systems, Inc.*	507,585
30,300	EMS Technologies, Inc.*	599,334
20,200	InterDigital, Inc.*	841,128
58,200	NIC, Inc.	565,122
31,800	Skyworks Solutions, Inc.*	910,434
120,052	Sonic Solutions, Inc.*	1,800,780
112,800	Spectrum Control, Inc.*	1,690,872
50,800	STEC, Inc.*	896,620
22,100	Take-Two Interactive Software, Inc.*	270,504
29,500	Tyler Technologies, Inc.*	612,420
88,800	Xyratex Ltd.*	1,448,328

		10,733,677

Materials — 8.60%
10,000	AMCOL International Corp.	310,000
38,700	Koppers Holdings, Inc.	1,384,686
91,200	Omnova Solutions, Inc.*	762,432
12,600	Rockwood Holdings, Inc.*	492,912
4,300	Schweitzer-Mauduit International, Inc.	270,556

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
45,091	Universal Stainless & Alloy*	$1,410,446

		4,631,032

Utilities — 2.30%
15,300	Energen Corp.	738,378
13,900	Unisource Energy Corp.	498,176

		1,236,554

Total Common Stocks		53,373,152

(Cost $34,979,184)

Investment Company — 1.48%
799,040	JPMorgan Prime Money Market Fund	799,040

Total Investment Company		799,040

(Cost $799,040)

Total Investments		$54,172,192
(Cost $35,778,224)(a) — 100.59%

Liabilities in excess of other assets — (0.59)%		(317,390)

NET ASSETS — 100.00%		$53,854,802

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 97.84%
Consumer Discretionary — 20.10%
96,000	Adams Golf, Inc.*	$452,160
3,725	Ambassadors International, Inc.*	5,960
15,500	America’s Car-Mart, Inc.*	419,740
32,000	Arctic Cat, Inc.*	468,480
36,000	Asbury Automotive Group, Inc.*	665,280
59,000	Audiovox Corp., Class A*	509,170
69,000	Benihana, Inc., Class A*	560,970
900	Biglari Holdings, Inc.*	369,189
54,000	Bluegreen Corp.*	173,880
7,000	Blyth, Inc.	241,360
46,000	Books-A-Million, Inc.	266,800
15,127	Bowl America, Inc., Class A	189,087
60,000	Build-A-Bear Workshop, Inc.*	458,400
44,000	Carriage Services, Inc.*	213,400
35,000	Christopher & Banks Corp.	215,250
13,000	Core-Mark Holding Co., Inc.*	462,670
89,000	Craftmade International, Inc.*	440,550
24,000	CSS Industries, Inc.	494,640
38,000	Delta Apparel, Inc.*	513,000
13,700	Dorman Products, Inc.*	496,488
11,000	DSW, Inc., Class A*	430,100
17,500	Duckwall-ALCO Stores, Inc.*	220,500
23,000	Entercom Communications Corp., Class A*	266,340
27,000	Finish Line, Inc. (The), Class A	464,130
31,000	Flexsteel Industries	548,080
36,000	Fred’s, Inc., Class A	495,360
75,670	Golfsmith International Holdings, Inc.*	183,121
12,000	Group 1 Automotive, Inc.	501,120
58,000	Hastings Entertainment, Inc.*	354,960
21,000	Helen of Troy Ltd.*	624,540
31,000	Hooker Furniture Corp.	438,030
50,000	HOT Topic, Inc.	313,500
59,000	Isle of Capri Casinos, Inc.*	602,980
31,000	Jakks Pacific, Inc.*	564,820
24,000	Johnson Outdoors, Inc., Class A*	300,480
82,000	Journal Communications, Inc., Class A*	414,100
36,000	Kid Brands, Inc.*	307,800
50,310	Lakeland Industries, Inc.*	440,213
95,270	Lazare Kaplan International, Inc.*	119,087
47,000	La-Z-Boy, Inc.*	423,940
31,000	Lifetime Brands, Inc.*	435,240
39,000	Lithia Motors, Inc., Class A	557,310
46,000	Luby’s, Inc.*	288,420
33,000	Mac-Gray Corp.	493,350
33,000	Marcus Corp.	437,910

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
19,000	MarineMax, Inc.*	$177,650
53,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	481,770
7,500	McRae Industries, Inc., Class A	97,800
26,000	Media General, Inc., Class A*	150,280
16,000	Meritage Homes Corp.*	355,200
21,300	Mestek, Inc.*	195,960
20,000	Modine Manufacturing Co.*	310,000
23,400	Movado Group, Inc.*	377,676
18,300	Nobel Learning Communities, Inc.*	133,590
10,300	Nobility Homes, Inc.*	83,533
32,000	O’Charleys, Inc.*	230,400
41,000	Orleans Homebuilders, Inc.*	2,460
23,350	Perry Ellis International, Inc.*	641,425
135,000	Point.360*	108,067
90,600	Radio One, Inc., Class D*	101,472
22,000	RC2 Corp.*	478,940
56,000	Red Lion Hotels Corp.*	446,880
37,550	Rex Stores Corp.*	576,768
40,000	Rocky Brands, Inc.*	401,600
34,000	Ruby Tuesday, Inc.*	444,040
20,000	Saga Communications, Inc., Class A*	526,400
45,150	Salem Communications Corp., Class A	143,125
49,000	Shiloh Industries, Inc.	585,550
36,000	Stage Stores, Inc.	624,240
48,000	Standard Motor Products, Inc.	657,600
39,000	Stein Mart, Inc.	360,750
26,000	Steinway Musical Instruments*	516,100
88,000	Stewart Enterprises, Inc., Class A	588,720
17,000	Strattec Security Corp.	566,610
12,000	Sturm Ruger & Co, Inc.	183,480
27,000	Superior Industries International, Inc.	572,940
23,000	Syms Corp.*	166,290
46,000	Systemax, Inc.*	648,600
75,000	Trans World Entertainment Corp.*	127,500
42,000	Tuesday Morning Corp.*	221,760
30,000	Universal Travel Group*	183,600
20,000	Walking Co. Holdings, Inc. (The)*	22,400
13,400	Weyco Group, Inc.	328,166

		30,661,247

Consumer Staples — 3.80%
17,600	Andersons, Inc. (The)	639,760
61,000	Central Garden and Pet Co.*	600,240
36,000	Chiquita Brands International, Inc.*	504,720
34,000	Elizabeth Arden, Inc.*	782,340
37,000	Ingles Markets, Inc., Class A	710,400
73,000	ML Macadamia Orchards LP*	189,800
10,000	Nash Finch Co.	425,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
8,000	Oil-Dri Corp. of America	$171,920
69,000	Omega Protein Corp.*	558,900
44,000	Prestige Brands Holdings, Inc.*	525,800
35,000	Schiff Nutrition International, Inc.	317,800
22,000	Spartan Stores, Inc.	372,900

		5,799,680

Energy — 3.57%
39,000	Bronco Drilling Co., Inc.*	312,000
29,000	Calumet Specialty Products Partners LP	617,700
31,000	Constellation Energy Partners LLC*	86,180
9,784	Enbridge Energy Management LLC*	624,684
9,000	Global Partners LP	246,600
59,000	Harvest Natural Resources, Inc.*	718,030
17,000	Hornbeck Offshore Services, Inc.*	354,960
36,000	Knightsbridge Tankers Ltd.	801,720
19,000	Natural Gas Services Group, Inc.*	359,290
30,000	Newpark Resources, Inc.*	184,800
30,000	North American Energy Partners, Inc.*	367,800
14,600	PHI, Inc.*	308,498
15,000	PHI, Inc., Non voting*	282,600
14,000	Teekay Tankers, Ltd., Class A	172,760
110,300	Trico Marine Services, Inc.*	13,457

		5,451,079

Financials — 21.36%
70,000	21st Century Holding Co.	224,000
40,000	Affirmative Insurance Holdings, Inc.*	106,800
9,000	Agree Realty Corp. REIT	235,710
68,000	American Equity Investment Life Holding Co.	853,400
75,000	American Independence Corp.*	363,750
23,000	American Safety Insurance Holdings Ltd.*	491,740
34,190	Ameris Bancorp*	360,363
71,000	Asta Funding, Inc.	575,100
21,000	Baldwin & Lyons, Inc., Class B	494,130
14,000	Banco Latinoamericano de Comercio Exterior SA	258,440
63,600	Bancorp, Inc.*	646,812
65,600	Banner Corp.	152,192
100,000	Beverly Hills Bancorp, Inc.*(a)	900
41,000	California First National Bancorp	591,630
21,000	Camco Financial Corp.*	30,660
5,200	Capital Southwest Corp.	539,760
38,000	Capitol Bancorp Ltd.*	19,703
15,750	Citizens South Banking Corp.	67,725
48,150	Citizens, Inc.*	358,718
133,000	Consumer Portfolio Services*	158,270
15,000	Cypress Sharpridge Investments, Inc. REIT	193,650

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
35,777	Donegal Group, Inc., Class A	$518,051
8,444	Donegal Group, Inc., Class B	134,344
15,000	Duff & Phelps Corp., Class A	252,900
63,040	Dynex Capital, Inc. REIT	688,397
27,000	EMC Insurance Group, Inc.	611,280
20,000	Federal Agricultural Mortgage Corp., Class C	326,400
34,300	First Defiance Financial Corp.*	408,170
11,000	First Financial Corp.	386,540
45,400	First Financial Holdings, Inc.	522,554
58,000	First Industrial Realty Trust, Inc. REIT*	508,080
54,000	First Merchants Corp.	478,440
25,000	First Mercury Financial Corp.	410,000
47,200	First Pactrust Bancorp, Inc.	626,344
38,000	First Place Financial Corp.*	99,180
42,000	First State Bancorp*	2,100
25,000	Firstcity Financial Corp.*	201,250
6,600	Flagstar Bancorp, Inc.*	10,758
45,000	FNB United Corp.*	14,175
19,500	FPIC Insurance Group, Inc.*	720,720
62,000	Franklin Bank Corp.*	62
2,250	FRMO Corp.*	6,300
45,000	Gladstone Investment Corp.	344,250
50,400	Green Bankshares, Inc.*	161,280
78,000	Guaranty Bancorp*	109,980
36,850	Hampton Roads Bankshares, Inc.*	19,162
59,528	Hercules Technology Growth Capital, Inc.	616,710
38,000	HF Financial Corp.	410,400
36,000	Independence Holding Co.	289,440
13,000	Indiana Community Bancorp	220,220
12,000	Infinity Property & Casualty Corp.	741,600
31,000	Intervest Bancshares Corp., Class A*	91,140
8,300	Investors Title Co.	258,130
24,000	Jefferson Bancshares, Inc.*	77,760
24,000	JMP Group, Inc.	183,120
17,000	Kansas City Life Insurance Co.	561,510
36,930	LaBranche & Co., Inc.*	132,948
53,000	Marlin Business Services Corp.*	670,450
98,000	MCG Capital Corp.	683,060
81,750	Meadowbrook Insurance Group, Inc.	837,938
62,000	Medallion Financial Corp.	508,400
29,000	Mercer Insurance Group, Inc.	811,710
136,000	MicroFinancial, Inc.	548,080
52,100	MutualFirst Financial, Inc.	484,530
5,300	National Security Group, Inc.	60,526
4,000	National Western Life Insurance Co., Class A	666,880
11,400	Navigators Group, Inc.*	573,990
43,000	NGP Capital Resources Co.	395,600
44,000	Nicholas Financial, Inc.*	440,440

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
2,250	Old Republic International Corp.	$30,667
67,400	Old Second Bancorp, Inc.	108,514
15,000	One Liberty Properties, Inc. REIT	250,500
15,000	Onebeacon Insurance Group, Ltd., Class A	227,400
6,000	Oppenheimer Holdings, Inc., Class A	157,260
18,000	Pacific Mercantile Bancorp*	66,780
16,000	Parkway Properties, Inc. REIT	280,320
29,000	Peoples Bancorp, Inc.	453,850
37,900	PMC Commercial Trust REIT	321,392
40,000	Presidential Life Corp.	397,200
47,705	Prospect Capital Corp.	515,214
19,000	Provident Financial Holdings, Inc.	137,560
20,000	Ramco-Gershenson Properties Trust REIT	249,000
59,000	Reis, Inc.*	413,000
25,000	Resource America, Inc., Class A	171,250
12,000	Safety Insurance Group, Inc.	570,840
37,000	Sanders Morris Harris Group, Inc.	268,250
42,000	SeaBright Insurance Holdings, Inc.	387,240
109,000	Signature Group Holdings, Inc.*	79,570
15,000	Simmons First National Corp., Class A	427,500
32,000	Southern Community Financial Corp.*	35,200
38,300	Southwest Bancorp, Inc.*	474,920
25,000	Sterling Bancorp NY	261,750
75,600	Sun Bancorp, Inc.*	350,784
46,500	SWS Group, Inc.	234,825
54,000	TierOne Corp.*	162
62,000	Unico American Corp.	566,680
99,716	United Community Financial Corp.*	128,634
19,000	United Western Bancorp, Inc.*	5,512
29,000	Winthrop Realty Trust REIT	370,910
4,600	Ziegler Cos., Inc. (The)*	77,050

		32,568,486

Health Care — 5.84%
12,000	Air Methods Corp.*	675,240
34,000	Albany Molecular Research, Inc.*	191,080
128,000	Allied Healthcare International, Inc.*	321,280
11,000	American Shared Hospital Services*	31,020
40,000	Angiodynamics, Inc.*	614,800
8,000	Assisted Living Concepts, Inc., Class A*	260,240
77,000	BioScrip, Inc.*	402,710
35,000	Cantel Medical Corp.	819,000
45,000	Capital Senior Living Corp.*	301,500
26,000	Conmed Corp.*	687,180
46,000	Cross Country Healthcare, Inc.*	389,620
40,000	CryoLife, Inc.*	216,800
27,970	Hanger Orthopedic Group, Inc.*	592,684

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
20,313	IntegraMed America, Inc.*	$ 175,504
20,000	Invacare Corp.	603,200
7,100	Kewaunee Scientific Corp.	96,915
30,000	Lannett Co., Inc.*	167,700
20,000	Medcath Corp.*	279,000
19,000	Mediware Information Systems*	204,250
33,000	MedQuist, Inc.	285,450
51,000	PharMerica Corp.*	583,950
22,000	RehabCare Group, Inc.*	521,400
25,000	Symmetry Medical, Inc.*	231,250
13,000	Triple-S Management Corp., Class B*	248,040

		8,899,813

Industrials — 22.46%
45,839	Aceto Corp.	412,551
24,000	Alamo Group, Inc.	667,680
117,000	Allied Motion Technologies, Inc.*	804,960
22,000	Altra Holdings, Inc.*	436,920
8,000	Ampco-Pittsburgh Corp.	224,400
10,000	Amrep Corp.*	120,300
31,000	Beacon Roofing Supply, Inc.*	553,970
17,000	CAI International, Inc.*	333,200
17,800	Cascade Corp.	841,584
30,000	CBIZ, Inc.*	187,200
48,000	Celadon Group, Inc.*	709,920
93,525	Cenveo, Inc.*	499,424
2,800	Chicago Rivet & Machine Co.	47,908
17,400	CIRCOR International, Inc.	735,672
40,000	Compx International, Inc.	460,000
16,000	Consolidated Graphics, Inc.*	774,880
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	278,400
26,000	Ducommun, Inc.	566,280
43,000	Eagle Bulk Shipping, Inc.*	214,140
14,700	Eastern Co. (The)	262,395
11,880	Ecology and Environment, Inc., Class A	177,606
23,000	Encore Wire Corp.	576,840
44,000	Ennis, Inc.	752,400
15,000	EnPro Industries, Inc.*	623,400
31,000	Espey Manufacturing & Electronics Corp.	719,200
62,000	Excel Maritime Carriers Ltd.*	349,060
30,000	Federal Signal Corp.	205,800
69,000	Frozen Food Express Industries*	306,360
21,000	G&K Services, Inc., Class A	649,110
13,000	Geo Group, Inc. (The)*	320,580
40,000	Gibraltar Industries, Inc.*	542,800
35,000	Griffon Corp.*	445,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
25,750	Hardinge, Inc.	$250,805
39,000	Herley Industries, Inc.*	675,480
6,000	Insituform Technologies, Inc., Class A*	159,060
23,350	International Shipholding Corp.	593,090
26,000	Jinpan International Ltd.	273,780
12,000	Key Technology, Inc.*	204,120
40,000	Kforce, Inc.*	647,200
16,500	KHD Humboldt Wedag International AG(d)	153,175
6,600	KHD Humboldt Wedag International AG(d)	59,400
40,000	Kimball International, Inc., Class B	276,000
16,000	Ladish Co., Inc.*	777,760
64,000	LECG Corp.*	88,320
38,000	LS Starrett Co., Class A	443,840
51,750	LSI Industries, Inc.	437,805
61,000	Lydall, Inc.*	491,050
24,875	Marten Transport Ltd.	531,828
72,000	Mesa Air Group, Inc.*	1,188
41,117	Met-Pro Corp.	485,592
49,000	Miller Industries, Inc.	697,270
63,000	NN, Inc.*	778,680
18,800	Northwest Pipe Co.*	451,764
86,000	On Assignment, Inc.*	700,900
20,000	Orion Marine Group, Inc.*	232,000
53,600	PAM Transportation Services, Inc.*	601,392
62,000	Paragon Shipping, Inc., Class A	212,660
43,160	Patrick Industries, Inc.*	81,572
29,000	RCM Technologies, Inc.*	134,560
14,100	Robbins & Myers, Inc.	504,498
38,500	Rush Enterprises, Inc., Class A*	786,940
13,000	Schawk, Inc.	267,540
21,000	School Specialty, Inc.*	292,530
78,000	SFN Group, Inc.*	761,280
13,800	SL Industries, Inc.*	240,810
25,000	Standex International Corp.	747,750
41,000	Superior Uniform Group, Inc.	451,000
58,115	Supreme Industries, Inc., Class A*	180,157
5,269	Sykes Enterprises, Inc.*	106,750
31,000	Tredegar Corp.	600,780
11,000	Trex Co., Inc.*	263,560
21,000	United Capital Corp.*	682,500
17,000	Universal Forest Products, Inc.	661,300
16,000	USA Truck, Inc.*	211,680
38,000	Vitran Corp., Inc.*	498,560
43,200	Volt Information Sciences, Inc.*	373,680
102,000	WCA Waste Corp.*	493,680
75,000	Willdan Group, Inc.*	300,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
45,000	Willis Lease Finance Corp.*	$586,350

		34,252,476

Information Technology — 10.90%
72,000	Acorn Energy, Inc.*	278,640
31,000	Agilysys, Inc.*	174,530
36,000	Anaren, Inc.*	750,600
14,000	Black Box Corp.	536,060
77,000	Ciber, Inc.*	360,360
50,000	Comarco, Inc.*	20,900
23,000	Communications Systems, Inc.	320,620
82	DG FastChannel, Inc.*	2,368
30,000	Digi International, Inc.*	333,000
53,598	Dynamics Research Corp.*	718,213
30,000	Edgewater Technology, Inc.*	70,500
46,000	Electro Rent Corp.	743,360
33,000	Electro Scientific Industries, Inc.*	528,990
32,400	ePlus, Inc.*	765,936
37,000	Gerber Scientific, Inc.*	291,190
64,000	GSI Group Escrow Shares(a)(c)*	0
21,333	GSI Group, Inc.*	225,707
19,000	GTSI Corp.*	89,300
32,000	Infospace, Inc.*	265,600
52,000	Insight Enterprises, Inc.*	684,320
16,000	Integral Systems, Inc.*	158,560
68,375	Integrated Silicon Solution, Inc.*	549,051
36,000	Keynote Systems, Inc.	526,320
21,000	Magal Security Systems Ltd.*	65,100
29,000	Measurement Specialties, Inc.*	851,150
56,000	Methode Electronics, Inc.	726,320
45,000	Newport Corp.*	781,650
54,000	NU Horizons Electronics Corp.*	376,380
30,000	Oplink Communications, Inc.*	554,100
15,000	Opnet Technologies, Inc.	401,550
83,000	Optical Cable Corp.	258,960
82,000	PC Connection, Inc.*	726,520
67,000	Perceptron, Inc.*	330,310
120,000	Performance Technologies, Inc.*	204,000
37,930	Photronics, Inc.*	224,166
28,000	Retalix Ltd.*	382,200
47,000	Richardson Electronics Ltd.	549,430
9,000	Rosetta Stone, Inc.*	190,980
29,000	Rudolph Technologies, Inc.*	238,670
70,000	Sigmatron International, Inc.*	448,000
31,500	Tessco Technologies, Inc.	502,425

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
90,000	WebMediaBrands, Inc.*	$144,000
100,000	WPCS International, Inc.*	268,000

		16,618,036

Materials — 5.48%
70,200	American Pacific Corp.*	403,650
37,000	Blue Earth Refineries, Inc.*	30,710
52,000	Buckeye Technologies, Inc.	1,092,520
20,000	China Green Agriculture, Inc.*	180,000
18,000	Friedman Industries	157,500
5,000	Hawkins, Inc.	222,000
50,000	Headwaters, Inc.*	229,000
39,000	Innospec, Inc.*	795,600
25,000	Myers Industries, Inc.	243,500
35,400	North American Palladium Ltd.*	245,676
21,000	Olympic Steel, Inc.	602,280
38,000	Penford Corp.*	232,180
28,000	PolyOne Corp.*	349,720
6,000	Quaker Chemical Corp.	250,020
29,000	Schulman (A), Inc.	663,810
55,000	Spartech Corp.*	514,800
8,000	Stepan Co.	610,160
89,294	Terra Nova Royalty Corp.*	697,386
16,000	Universal Stainless & Alloy*	500,480
3,200	Vulcan International Corp.	116,800
25,000	Wausau Paper Corp.	215,250

		8,353,042

Telecommunication Services — 0.77%
30,000	Premiere Global Services, Inc.*	204,000
41,000	SureWest Communications*	438,700
30,000	USA Mobility, Inc.	533,100

		1,175,800

Utilities — 3.56%
9,000	American States Water Co.	310,230
3,054	California Water Service Group	113,823
29,000	Central Vermont Public Service Corp.	633,940
13,000	CH Energy Group, Inc.	635,570
19,990	Chesapeake Utilities Corp.	829,985
21,500	Connecticut Water Service, Inc.	599,420
9,000	Delta Natural Gas Co., Inc.	282,375
18,600	Empire District Electric Co. (The)	412,920
28,400	Middlesex Water Co.	521,140
6,500	RGC Resources, Inc.	205,075
17,800	SJW Corp.	471,166

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
18,476	Unitil Corp.	$420,144

		5,435,788

Total Common Stocks		149,215,447

(Cost $159,819,325)
Preferred Stock — 0.50%
3,053	Alere, Inc.*	760,285

Total Preferred Stock		760,285

(Cost $505,273)

Exchange Traded Funds — 0.20%
2,700	iShares Russell Microcap Index Fund	$135,297
13,400	PowerShares Zacks Micro Cap Portfolio	160,934

Total Exchange Traded Funds		296,231
(Cost $210,668)
Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire
	3/15/15*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0

Total Rights/Warrants		0
(Cost $0)

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0
(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
Investment Company — 1.47%
2,240,737	JPMorgan Prime Money Market Fund	$2,240,737

Total Investment Company		2,240,737
(Cost $2,240,737)

Total Investments		$152,512,700
(Cost $162,776,003)(e) — 100.01%

Liabilities in excess of other assets — (0.01)%		$(8,380)

NET ASSETS — 100.00%		$152,504,320

*	Non-income producing security.
(a)	This security is considered illiquid.

The total investment in restricted and illiquid securities representing $900 or 0.00% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/10 Carrying Value Per Unit
1,232	Aventine Renewable	04/14/2010	$—	$—
Energy Holdings, Inc., Warrants
100,000	Beverly Hills Bancorp., Inc.	7/30/2007	$745,716	$ 0.01
64,000	GSI Group, Inc. Escrow Shares	07/28/2010	$—	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$6,960	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
Acquisition Principal Amount
$1,947	Trenwick America Corp.	5/18/2006	$—	$—
$1,625	Trenwick America Corp.	5/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	Securities incorporated in the same country but traded on different exchanges.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.21%
Consumer Discretionary — 11.36%
1,660	Dress Barn, Inc.*	$43,857
990	Jarden Corp.	30,561
1,440	Kohl’s Corp.*	78,250
540	Leggett & Platt, Inc.	12,290
1,630	Mattel, Inc.	41,451
160	VF Corp.	13,789
120	Whirlpool Corp.	10,660

		230,858

Consumer Staples — 0.94%
850	Conagra Foods, Inc.	19,193

Energy — 8.17%
340	Berry Petroleum Co., Class A	14,858
500	Cameron International Corp.*	25,365
690	Dresser-Rand Group, Inc.*	29,387
490	Forest Oil Corp.*	18,605
170	Peabody Energy Corp.	10,877
600	Rowan Cos., Inc.*	20,946
1,270	World Fuel Services Corp.	45,923

		165,961

Financials — 29.10%
270	Ameriprise Financial, Inc.	15,539
1,740	Ares Capital Corp.	28,675
490	Comerica, Inc.	20,698
920	Delphi Financial Group, Inc., Class A	26,533
680	Discover Financial Services	12,600
754	First Horizon National Corp.*	8,887
4,050	First Niagara Financial Group, Inc.	56,619
450	Hartford Financial Services Group, Inc. (The)	11,921
1,450	HCC Insurance Holdings, Inc.	41,963
7,720	KKR Financial Holdings LLC REIT	71,796
350	LaSalle Hotel Properties REIT	9,240
970	MFA Financial Inc., REIT	7,915
1,480	New York Community Bancorp, Inc.	27,898
3,760	People’s United Financial, Inc.	52,678
340	Principal Financial Group, Inc.	11,070
240	ProAssurance Corp.*	14,544
1,540	Reinsurance Group of America, Inc.	82,713
1,200	Starwood Property Trust, Inc. REIT	25,776
2,000	Tower Group, Inc.	51,160
530	Zions Bancorp.	12,842

		591,067

Health Care — 7.26%
2,040	AmerisourceBergen Corp.	69,605
50	Community Health Systems, Inc.*	1,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
540	Emergency Medical Services Corp., Class A*	$34,889
1,150	Mylan, Inc.*	24,300
2,500	Tenet Healthcare Corp.*	16,725

		147,388

Industrials — 12.65%
2,210	ArvinMeritor, Inc.*	45,349
90	Flowserve Corp.	10,730
390	Fluor Corp.	25,841
420	Gardner Denver, Inc.	28,904
580	JB Hunt Transport Services, Inc.	23,670
150	Navistar International Corp.*	8,687
1,140	Republic Services, Inc.	34,040
400	SPX Corp.	28,596
480	Swift Transporation Co.*	6,005
350	Wabtec Corp.	18,511
1,180	Werner Enterprises, Inc.	26,668

		257,001

Information Technology — 5.99%
770	Avnet, Inc.*	25,433
800	Fairchild Semiconductor International, Inc.*	12,488
810	Harris Corp.	36,693
650	Ingram Micro, Inc., Class A*	12,409
360	InterDigital, Inc.*	14,990
660	MEMC Electronic Materials, Inc.*	7,432
390	SAIC, Inc.*	6,185
210	Skyworks Solutions, Inc.*	6,012

		121,642

Materials — 16.36%
140	Air Products & Chemicals, Inc.	12,733
690	Ashland, Inc.	35,093
1,440	Celanese Corp., Class A	59,285
1,460	Crown Holdings, Inc.*	48,735
664	Cytec Industries, Inc.	35,232
260	Eastman Chemical Co.	21,861
1,460	International Paper Co.	39,770
220	Lubrizol Corp.	23,514
560	Owens-Illinois, Inc.*	17,192
170	Reliance Steel & Aluminum Co.	8,687
480	Schweitzer-Mauduit International, Inc.	30,202

		332,304

Utilities — 4.38%
430	Avista Corp.	9,684
870	Edison International	33,582
610	EQT Corp.	27,352

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2010 (Unaudited)

Shares		Value
510	Unisource Energy Corp.	$18,278

		88,896

Total Common Stocks		1,954,310

(Cost $1,706,828)
Investment Company — 4.59%
93,325	JPMorgan Prime Money Market Fund	93,325

Total Investment Company		93,325

(Cost $93,325)

Total Investments		$2,047,635
(Cost $1,800,153)(a) — 100.80%

Liabilities in excess of other assets — (0.80)%		(16,345)

NET ASSETS — 100.00%		$2,031,290

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2010 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.10%
Asset Backed Auto Receivables — 1.10%
$ 8,244,349	Bank of America Auto Trust, Series 2010-2, Class A1, 0.62%, 7/15/11	$8,244,349
47,023,219	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A1, 0.34%, 10/11/11(a)	47,023,219
38,907,401	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A1, 0.31%, 12/15/11	38,907,401
12,542,720	Hyundai Auto Receivables Trust Series 2010-B Class A1, 0.37%, 9/15/11	12,542,720
602,629	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A1, 0.31%, 5/15/11	602,629
41,574	Nissan Auto Lease Trust, Series 2010-A, Class A1, 0.56%, 6/15/11	41,574
49,282,949	Volkswagen Auto Lease Trust Series 2010-A Class A1, 0.30%, 11/21/11	49,282,949
18,399,997	Volvo Financial Equipment LLC, Series 2010-1A, Class A1, 0.51%, 5/16/11(a)	18,399,997

Total Asset Backed Securities		175,044,838

(Cost $175,044,838)

Asset Backed Commercial Paper — 1.89%
Finance - Diversified Domestic — 1.89%
100,000,000	Kells Funding LLC, 0.32%, 4/1/11(a)(b)	99,921,778
50,000,000	Kells Funding LLC, 0.38%, 12/1/11(a)	50,000,000
100,000,000	Kells Funding LLC, 0.40%, 6/15/11(a)(b)	99,818,889
50,000,000	Kells Funding LLC, 0.40%, 12/1/11(a)	50,000,000

Total Asset Backed Commercial Paper		299,740,667

(Cost $299,740,667)

Commercial Paper — 33.97%
Agriculture — 1.86%
50,000,000	Archer-Daniels-Midland Co., 0.24%, 1/21/11(a)(b)	49,994,000
50,000,000	Cargill, Inc., 0.21%, 1/3/11(a)(b)	50,000,000
43,000,000	Cargill, Inc., 0.21%, 1/7/11(a)(b)	42,998,997
34,500,000	Cargill, Inc., 0.23%, 1/3/11(a)(b)	34,500,000
50,000,000	Cargill, Inc., 0.23%, 1/6/11(a)(b)	49,999,042
40,000,000	Cargill, Inc., 0.25%, 1/4/11(a)(b)	39,999,722
27,000,000	Cargill, Inc., 0.25%, 1/18/11(a)(b)	26,997,187

		294,488,948

Banks - Australia & New Zealand — 1.89%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.29%, 1/28/11(a)	50,000,000
50,000,000	Commonwealth Bank Australia, 0.29%, 3/3/11(a)(b)	49,976,236
100,000,000	Commonwealth Bank Australia, 0.34%, 9/16/11(a)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$100,000,000	Westpac Banking Corp., 0.31%, 9/26/11(a)(b)	$100,000,000

		299,976,236

Banks - Canadian — 1.89%
300,000,000	Bank of Nova Scotia, 0.27%, 4/1/11(b)	299,802,000

Banks - Domestic — 5.12%
10,672,000	Bank of America NA, 0.36%, 3/14/11(b)	10,664,530
30,000,000	Bank of America NA, 0.36%, 3/18/11(b)	29,977,800
300,000,000	BB&T Corp., 0.01%, 1/3/11(b)	300,000,000
300,000,000	Citibank NA, 0.19%, 1/3/11(b)	300,000,000
170,000,000	JPMorgan Chase & Co., 0.13%, 1/3/11(b)	170,000,000

		810,642,330

Banks - Foreign — 8.23%
150,000,000	Barclays US Funding LLC, 0.18%, 1/3/11(b)	150,000,000
150,000,000	Barclays US Funding LLC, 0.23%, 1/3/11(b)	150,000,000
225,000,000	BNP Paribas, 0.10%, 1/3/11(b)	225,000,000
50,000,000	Credit Suisse New York, 0.23%, 1/6/11(b)	49,999,042
100,000,000	Credit Suisse New York, 0.25%, 1/18/11(b)	99,989,583
30,000,000	Nordea North America Inc., 0.19%, 1/3/11(b)	30,000,000
150,000,000	NRW Bank, 0.27%, 2/3/11(b)	149,965,125
100,000,000	NRW Bank, 0.34%, 5/9/11(b)	99,881,000
150,000,000	Santander Central Hispano Finance, 0.53%, 1/4/11(b)	149,997,792
100,000,000	Societe Generale North America, 0.28%, 1/10/11(b)	99,994,556
50,000,000	Societe Generale North America, 0.30%, 2/1/11(b)	49,987,917
50,000,000	Societe Generale North America, 0.31%, 2/1/11(b)	49,987,514

		1,304,802,529

Banks - United Kingdom — 0.10%
15,000,000	Abbey National North America LLC, 0.64%, 5/2/11(b)	14,968,267

Consumer Discretionary — 0.87%
63,000,000	Johnson & Johnson, 0.31%, 5/11/11(a)(b)	62,930,560
8,180,000	Procter & Gamble International Funding SCA, 0.28%, 1/12/11(a)(b)	8,179,427
67,000,000	Walt Disney Co. (The), 0.17%, 1/4/11(a)(b)	66,999,684

		138,109,671

Consumer Staples — 0.55%
72,000,000	Coca-Cola Co., 0.20%, 1/6/11(a)(b)	71,998,800
15,000,000	Coca-Cola Co., 0.62%, 4/4/11(a)(b)	14,976,492

		86,975,292

Finance - Diversified Domestic — 6.30%
75,000,000	General Electric Capital Corp., 0.22%, 1/3/11(b)	75,000,000
50,000,000	KFW, 0.48%, 1/14/11(a)(b)	49,992,667
140,000,000	Network Rail Infrastructure Finance PLC, 0.23%, 1/10/11(a)(b)	139,993,739
100,000,000	Network Rail Infrastructure Finance PLC, 0.24%, 1/18/11(a)(b)	99,990,000
60,000,000	Network Rail Infrastructure Finance PLC, 0.24%, 1/21/11(a)(b)	59,992,800

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$100,000,000	Reckitt Benckiser Treasury Services, 0.44%, 4/15/11(a)(b)	$99,875,333
100,000,000	Reckitt Benckiser Treasury Services, 0.55%, 9/6/11(a)(b)	99,624,167
75,000,000	Reckitt Benckiser Treasury Services, 0.55%, 10/3/11(a)(b)	74,687,188
25,000,000	Reckitt Benckiser Treasury Services, 0.60%, 10/18/11(a)(b)	24,880,000
75,000,000	Toyota Motor Credit Corp., 0.25%, 1/13/11(b)	74,994,792
50,000,000	Toyota Motor Credit Corp., 0.26%, 3/4/11(b)	49,978,333
75,000,000	Toyota Motor Credit Corp., 0.32%, 4/1/11(b)	74,941,333
75,000,000	Toyota Motor Credit Corp., 0.36%, 4/27/11(b)	74,914,500

		998,864,852

Health Care — 0.22%
20,000,000	Dean Health Systems, Inc., 0.25%, 1/4/11(b)	19,999,861
15,000,000	Dean Health Systems, Inc., 0.27%, 1/13/11(b)	14,998,875

		34,998,736

Information Technology — 0.63%
100,000,000	Google, Inc., 0.40%, 9/12/11(a)(b)	99,720,000

Insurance — 2.71%
75,000,000	AXA Financial, Inc., 0.31%, 1/4/11(a)(b)	74,999,354
25,000,000	AXA Financial, Inc., 0.32%, 1/21/11(a)(b)	24,996,000
25,000,000	AXA Financial, Inc., 0.32%, 1/28/11(a)(b)	24,994,444
75,000,000	AXA Financial, Inc., 0.33%, 2/1/11(a)(b)	74,980,063
21,000,000	Mass Mutual Life, 0.22%, 1/6/11(a)(b)	20,999,615
25,000,000	Mass Mutual Life, 0.23%, 1/14/11(a)(b)	24,998,243
50,000,000	Metlife Short Term Funding LLC, 0.33%, 1/10/11(a)(b)	49,996,792
25,000,000	Metlife Short Term Funding LLC, 0.46%, 3/7/11(a)(b)	24,979,875
25,000,000	Metlife Short Term Funding LLC, 0.58%, 2/18/11(a)(b)	24,981,472
28,496,000	New York Life Capital Corp., 0.23%, 2/22/11(a)(b)	28,486,897
55,131,000	New York Life Capital Corp., 0.24%, 1/11/11(a)(b)	55,128,060

		429,540,815

Oil & Gas — 0.47%
49,500,000	Shell International Finance BV, 0.64%, 5/11/11(a)(b)	49,387,360
20,000,000	Shell International Finance BV, 0.68%, 6/14/11(a)(b)	19,938,800
5,000,000	Shell International Finance BV, 0.69%, 6/2/11(a)(b)	4,985,625

		74,311,785

Utilities — 3.13%
100,000,000	Electricite de France, 0.23%, 1/10/11(a)(b)	99,995,528
150,000,000	Electricite de France, 0.24%, 1/10/11(a)(b)	149,993,000
14,150,000	Electricite de France, 0.26%, 2/25/11(a)(b)	14,144,584
25,000,000	Electricite de France, 0.27%, 3/4/11(a)(b)	24,988,750
20,220,000	Electricite de France, 0.27%, 3/7/11(a)(b)	20,210,446
100,000,000	GDF Suez, 0.30%, 1/5/11(a)(b)	99,998,333
65,000,000	GDF Suez, 0.30%, 1/6/11(a)(b)	64,998,375

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 21,000,000	GDF Suez, 0.31%, 1/3/11(a)(b)	$21,000,000

		495,329,016

Total Commercial Paper		5,382,530,477

(Cost $5,382,530,477)
Certificates of Deposit, Yankee(c) — 7.07%
Banks - Australia & New Zealand — 0.31%
50,000,000	Westpac Banking Corp., 0.41%, 6/21/11	50,002,330

Banks - Canadian — 1.89%
100,000,000	Bank of Montreal Chicago, 0.23%, 1/4/11	100,000,000
100,000,000	Bank of Montreal Chicago, 0.24%, 1/24/11	100,000,000
100,000,000	Bank of Montreal Chicago, 0.25%, 1/25/11	100,000,000

		300,000,000

Banks - Domestic — 0.32%
50,000,000	State Street Bank & Trust Co., 0.95%, 2/22/11	50,046,400

Banks - Foreign — 3.76%
75,000,000	BNP Paribas NY Branch, 0.41%, 3/16/11	75,001,496
50,000,000	Credit Suisse New York, 0.25%, 1/20/11	49,999,525
90,000,000	Nordea Bank Finland NY, 0.59%, 10/20/11	90,209,330
180,000,000	Nordea North America, Inc., 0.23%, 1/7/11	179,995,400
50,000,000	Rabobank Nederland NY, 0.50%, 9/14/11	50,008,771
100,000,000	Societe Generale NY, 0.29%, 1/5/11	100,000,028
50,000,000	Toronto Dominion Bank NY, 0.41%, 9/19/11	50,000,000

		595,214,550

Banks - United Kingdom — 0.79%
40,000,000	Abbey National Treasury, 0.50%, 3/14/11	40,006,207
10,000,000	Abbey National Treasury, 0.73%, 3/14/11	10,000,771
75,000,000	Abbey National Treasury, 0.76%, 3/31/11	75,012,609

		125,019,587

Total Certificates of Deposit, Yankee		1,120,282,867

(Cost $1,120,282,867)

Corporate Bonds — 15.82%
Automotive Finance — 0.76%
120,000,000	American Honda Finance Corp., 0.31%, 1/11/11(a)(d)	120,001,412

Banks - Australia & New Zealand — 0.73%
100,000,000	Australia & New Zealand Banking Group Ltd., 0.31%, 11/8/11(a)	100,000,000
5,000,000	Australia & New Zealand Banking Group Ltd., 0.59%, 10/21/11(a)(d)	5,010,411
10,350,000	Australia & New Zealand Banking Group Ltd., 0.89%, 8/4/11(a)(d)	10,385,255

		115,395,666

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Banks - Domestic — 1.64%
$ 60,000,000	Regions Bank (FDIC Insured under TLGP), 3.25%, 12/9/11	$61,632,000
5,000,000	Wells Fargo & Co., 0.39%, 1/12/11	5,000,211
50,000,000	Wells Fargo & Co., 0.40%, 3/22/11(d)	50,006,917
10,000,000	Wells Fargo & Co., 4.00%, 6/2/11	10,148,015
76,748,000	Wells Fargo & Co., 5.30%, 8/26/11	79,132,844
52,437,000	Wells Fargo & Co., 5.30%, 10/15/11	54,380,256

		260,300,243

Banks - Foreign — 4.06%
48,550,000	Credit Suisse USA, Inc., 0.48%, 8/16/11(d)	48,592,888
13,085,000	Credit Suisse USA, Inc., 5.50%, 8/16/11	13,492,066
33,000,000	Credit Suisse USA, Inc., 6.13%, 11/15/11	34,565,102
109,000,000	Dexia Credit Local, 2.38%, 9/23/11(a)	110,180,333
68,000,000	Rabobank Nederland NV, 0.26%, 3/11/11(d)	67,999,660
31,000,000	Rabobank Nederland NY, 0.26%, 2/25/11(d)	30,999,568
37,000,000	Rabobank Nederland NY, 0.27%, 3/3/11(d)	36,999,411
100,000,000	Toronto Dominion Bank NY, 0.26%, 3/10/11(d)	100,000,000
50,000,000	Toronto Dominion Bank NY, 0.33%, 10/28/11(d)	50,000,000
50,000,000	Westpac Banking Corp., 0.31%, 7/29/11(a)(d)	50,006,441
100,000,000	Westpac Banking Corp., 0.32%, 12/9/11(a)(d)	99,962,470

		642,797,939

Banks - United Kingdom — 0.72%
96,895,000	Royal Bank of Scotland PLC (The), 1.45%, 10/20/11(a)	97,580,157
16,518,000	Royal Bank of Scotland PLC (The), 3.00%, 12/9/11(a)	16,890,269

		114,470,426

Consumer Discretionary — 0.33%
50,000,000	Kimberly-Clark Corp., 4.43%, 12/19/11(a)	51,774,519

Consumer Staples — 0.64%
100,000,000	Wal-Mart Stores, Inc. STEP, 5.32%, 6/1/11(d)	101,943,532

Finance - Diversified Domestic — 3.17%
80,507,000	Bank of America, 4.00%, 3/22/11	81,106,547
50,860,000	Bear Stearns Cos. LLC (The), 0.48%, 11/28/11(d)	50,935,785
10,000,000	Bear Stearns Cos. LLC (The), 0.52%, 1/31/11(d)	10,002,155
28,600,000	Bear Stearns Cos. LLC (The), 5.50%, 8/15/11	29,467,656
12,075,000	ETC Holdings LLC, 0.36%, 4/1/28(d)	12,075,000
3,705,000	GBG LLC, 0.36%, 9/1/27(a)(d)	3,705,000
9,727,000	General Electric Capital Corp., 0.36%, 8/15/11(d)	9,729,165
8,662,000	General Electric Capital Corp., 0.74%, 2/1/11(d)	8,664,943
59,947,000	General Electric Capital Corp., 5.20%, 2/1/11	60,161,282
25,000,000	General Electric Capital Corp., 6.13%, 2/22/11	25,172,238
6,105,000	John Deere Capital Corp., 0.99%, 1/18/11(d)	6,106,920
11,000,000	JPMorgan Chase & Co., 0.46%, 1/17/11(d)	11,000,637
25,713,000	JPMorgan Chase & Co., 5.60%, 6/1/11	26,255,744
19,450,000	MassMutual Global Funding II, 0.38%, 8/26/11(a)(d)	19,458,588
55,750,000	NGSP, Inc., 0.37%, 6/1/46(d)	55,750,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 11,040,000	Ring-Missouri LP, 0.49%, 9/1/18(d)	$11,040,000
10,790,000	Schlitz Park Associates II LP, 0.36%, 12/1/21(d)	10,790,000
15,425,000	SF Tarns LLC, 0.43%, 1/1/28(d)	15,425,000
55,000,000	Twins Ballpark LLC, 0.40%, 10/1/34(a)(d)	55,000,000

		501,846,660

Health Care — 0.84%
11,565,000	The Portland Clinic LLP, 0.41%, 11/20/33(d)	11,565,000
23,770,000	Roche Holdings, Inc., 2.29%, 2/25/11(a)(d)	23,839,130
95,979,000	Wyeth, 6.95%, 3/15/11	97,169,822

		132,573,952

Industrials — 0.02%
4,000,000	3M Co., 4.50%, 11/1/11	4,136,735

Information Technology — 0.04%
7,300,000	International Business Machines Corp., 0.33%, 11/4/11(d)	7,304,425

Insurance — 2.55%
40,000,000	AARP, 0.53%, 5/1/31(d)	40,000,000
58,200,000	Berkshire Hathaway, Inc., 0.27%, 2/10/11(d)	58,200,542
200,000,000	Metropolitan Life Global Funding, Series I, 2.29%, 4/14/11(a)(d)	200,000,000
90,000,000	New York Life Global Funding, 0.26%, 4/1/11(a)(d)	90,000,000
16,125,000	New York Life Global Funding, 0.43%, 6/16/11(a)(d)	16,134,549

		404,335,091

Oil & Gas — 0.32%
50,000,000	Shell International Finance NV, 1.30%, 9/22/11	50,320,222

Total Corporate Bonds		2,507,200,822

(Cost $2,507,200,822)

Municipal Bonds — 20.91%
Arizona — 0.06%
9,800,000	Yuma Industrial Development Authority Refunding Revenue, 0.38%, 8/1/43, (LOC: JP Morgan Chase Bank)(d)	9,800,000

California — 5.32%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.31%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
99,365,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.34%, 6/1/37, (LOC: LaSalle Bank NA)(d)	99,365,000
67,220,000	California Housing Finance Agency Revenue, Series B, 0.33%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(d)	67,220,000
39,500,000	California Housing Finance Agency Revenue, Series F, 0.33%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(d)	39,500,000
83,435,000	California Housing Finance Agency Revenue, Series F, 0.33%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	83,435,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 5,000,000	California Statewide Communities Development Authority Revenue, Floaters Series 2114, 0.39%, 9/1/46, Callable 3/1/12 @ 100(d)	$5,000,000
25,000,000	California Statewide Communities Development Authority, Los Angeles County Museum of Art Refunding Revenue, Series A, 0.29%, 12/1/37, (LOC: Wells Fargo Bank)(d)	25,000,000
29,500,000	California Statewide Communities Development Authority, Los Angeles County Museum of Art Refunding Revenue, Series B, 0.29%, 12/1/37, (LOC: Wells Fargo Bank)(d)	29,500,000
27,800,000	California Statewide Communities Development Authority, Series A, 0.34%, 3/1/37, (Credit Support: Assured GTY)(d)	27,800,000
15,600,000	City of Riverside Pension Obligation Refunding Revenue, Series A, 1.25%, 6/1/11	15,600,000
43,600,000	City of Whittier Refunding Revenue, Series A, 0.27%, 6/1/36, (LOC: U.S. Bank NA)(d)	43,600,000
26,002,000	County of San Bernardino Refunding Program COP, Series B, 0.36%, 3/1/17, (LOC: Bank of America NA)(d)	26,002,000
50,000,000	Los Angeles County Revenue, Series R-13101CE, 0.36%, 6/30/11(a)(d)	50,000,000
43,080,000	Los Angeles Department of Water & Power Revenue, Series R-11625, 0.34%, 7/1/36, (Credit Support: BHAC-CR, MBIA), Callable 7/1/12 @ 100(a)(d)	43,080,000
61,525,000	The Olympic Club Refunding Revenue, 0.36%, 9/30/32, (LOC: Bank of America NA)(d)	61,525,000
27,700,000	Orange County Apartment Development, Riverbend Apartments Refunding Revenue, Series B, 0.27%, 12/1/29, (Credit Support: Freddie Mac)(d)	27,700,000
13,665,000	Port of Oakland Airport and Marina Revenue, Series R-11690, 0.46%, 11/1/27, (Credit Support: BHAC-CR, MBIA, FGIC)(a)(d)	13,665,000
42,300,000	Sacramento Municipal Utility District Refunding Revenue, Series J, 0.34%, 8/15/28, (LOC: Bank of America NA)(d)	42,300,000
8,200,000	San Francisco City & County Housing Authority Refunding Revenue, 0.33%, 9/1/49, (LOC: Citibank NA)(d)	8,200,000
79,200,000	Southern California Public Power Authority Refunding Revenue, 0.31%, 7/1/36, (LOC: Bank of America NA)(d)	79,200,000

		843,142,000

Colorado — 0.41%
27,825,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, Floaters Series 1557, 0.34%, 3/1/35, (Credit Support: FGIC)(d)	27,825,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.33%, 10/1/34, (LOC: Wells Fargo Bank)(d)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.33%, 11/15/34, (LOC: Wells Fargo Bank)(d)	20,840,000

		65,275,000

Florida — 0.28%
44,005,000	Orange County School Board Refunding COP, Series C, 0.30%, 8/1/25, (LOC: Bank of America NA)(d)	44,005,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Georgia — 0.24%
$37,885,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.29%, 6/1/28, (LOC: Wells Fargo Bank)(d)	$37,885,000

Illinois — 0.37%
58,125,000	Chicago Midway Airport Revenue, Series A, 0.31%, 1/1/29, (LOC: JPMorgan Chase Bank)(d)	58,125,000
1,000,000	Upper Illinois River Valley Development Authority Revenue, 1.25%, 1/1/11, (LOC: First Chicago Bank, Wells Fargo Bank)(d)	1,000,000

		59,125,000

Indiana — 0.46%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.29%, 11/15/37, (Credit Support: Fannie Mae)(d)	29,700,000
42,500,000	Indiana Finance Authority Parkview Health System Refunding Revenue, Series D, 0.29%, 11/1/39, (LOC: Citibank NA)(d)	42,500,000

		72,200,000

Kentucky — 0.01%
725,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.85%, 7/1/33, (LOC: JP Morgan Chase Bank)(d)	725,000

Maryland — 0.38%
50,186,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.40%, 1/1/29, (LOC: Bank of America NA)(d)	50,186,000
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.34%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(d)	10,475,000

		60,661,000

Massachusetts — 0.82%
16,810,000	Massachusetts Educational Financing Authority Refunding Revenue, Series R-11649, 0.40%, 7/1/22, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(d)	16,810,000
38,900,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.40%, 7/1/31, (LOC: Bank of America NA)(d)	38,900,000
18,535,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.37%, 7/1/39, (LOC: Bank of America NA)(d)	18,535,000
55,500,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.37%, 10/1/34, (LOC: Bank of America NA)(d)	55,500,000

		129,745,000

Michigan — 1.29%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.32%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$50,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.39%, 9/1/50, (LOC: Bank of America NA)(d)	$50,000,000
59,800,000	Michigan State Hospital Finance Authority Henry Ford Health System Revenue, 0.31%, 11/15/42, (LOC: JP Morgan Chase Bank)(d)	59,800,000
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.39%, 4/1/43, (LOC: Bank of America NA)(d)	69,300,000

		204,100,000

Minnesota — 0.76%
69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.30%, 8/15/32(d)	69,500,000
51,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series B, 0.26%, 8/15/32(d)	51,500,000

		121,000,000

Mississippi — 0.10%
15,475,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.49%, 10/1/31, (LOC: Bank of America NA)(d)	15,475,000

Nebraska — 0.06%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.34%, 10/1/42, (LOC: Citibank NA)(d)	10,000,000

New Jersey — 0.16%
6,675,000	New Jersey Economic Development Authority Marina Energy Revenue, Series B, 0.57%, 9/1/21, (LOC: Wells Fargo Bank)(d)	6,675,000
18,200,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.41%, 7/1/37, (Credit Support: Assured GTY)(d)	18,200,000

		24,875,000

New York — 4.16%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.33%, 2/15/18, (LOC: Morgan Guaranty Trust)(d)	27,300,000
29,000,000	City of New York Public Improvement GO, Sub-Series H-2, 0.28%, 3/1/34, (LOC: Bank of New York)(d)	29,000,000
45,085,000	City of New York Refunding GO, Sub-Series C-5, 0.28%, 8/1/20, (LOC: Bank of New York)(d)	45,085,000
40,000,000	Metropolitan Transportation Authority TECP, 0.30%, 2/2/11(b)	40,000,000
15,000,000	Metropolitan Transportation Authority TECP, 0.32%, 3/2/11(b)	15,000,000
7,945,000	Nassau County Industrial Development Agency Nursing Home Improvement Revenue, Series D, 0.43%, 1/1/28, (LOC: Bank of America NA)(d)	7,945,000
25,875,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.42%, 1/1/37, (LOC: Bank of America NA)(d)	25,875,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.42%, 7/1/37, (LOC: Bank of America NA)(d)	23,820,000
48,600,000	New York City Housing Development Corp. Multi Family Housing Revenue, 0.36%, 6/15/47, (LOC: Citibank NA)(e)	48,600,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$44,700,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.30%, 4/15/35, (Credit Support: Fannie Mae)(d)	$44,700,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.36%, 11/1/48, (LOC: Bank of America NA)(d)	22,400,000
41,360,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.28%, 4/15/36, (Credit Support: Fannie Mae)(d)	41,360,000
56,990,000	New York State Dormitory Authority Revenue, Series A, 0.30%, 11/15/36, (Credit Support: Fannie Mae)(d)	56,990,000
13,000,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.34%, 8/1/15, (LOC: AMBAC, Wells Fargo Bank)(d)	13,000,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.33%, 5/1/42, (LOC: Wells Fargo Bank)(d)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.33%, 5/1/42, (LOC: Wells Fargo Bank)(d)	40,500,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.29%, 11/1/36, (LOC: Bank of America NA)(d)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.30%, 5/15/33, (Credit Support: Fannie Mae)(d)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.24%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000
83,510,000	New York State Urban Development Corp Taxable State Personal Income Tax, 0.65%, 12/15/11	83,510,000

		658,975,000

North Carolina — 0.15%
23,165,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.47%, 6/1/18, (LOC: Bank of America NA)(d)	23,165,000

Ohio — 0.51%
10,670,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.36%, 6/15/30, (Credit Support: Fannie Mae)(d)	10,670,000
57,880,000	County of Cuyahoga MetroHealth System Refunding Revenue, 0.32%, 2/1/35, (LOC: PNC Bank NA)(d)	57,880,000
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.33%, 5/1/42, (LOC: U.S. Bank NA)(d)	12,500,000

		81,050,000

Pennsylvania — 1.38%
49,800,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.33%, 10/1/32, (LOC: Bank of America NA)(d)	49,800,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.32%, 10/1/28, (LOC: PNC Bank NA)(d)	$40,900,000
18,910,000	City of Philadelphia Refunding Revenue, Series C, 0.31%, 6/15/25, (LOC: TD Bank NA)(d)	18,910,000
20,855,000	City of Reading Refunding GO, Series D, 0.29%, 11/1/32, (LOC:Wells Fargo Bank)(d)	20,855,000
25,900,000	Lehigh County General Purpose Authority Refunding Revenue, Series B, 0.33%, 11/1/27, (Credit Support: Assured GTY)(d)	25,900,000
33,400,000	Pennsylvania Economic Development Financial Authority Revenue, 0.40%, 11/1/28, (LOC: Bank of America NA)(d)	33,400,000
29,460,000	Pennsylvania Higher Educational Facilties Authority Drexel University Revenue, Series B, 0.33%, 5/1/37, (LOC: Wells Fargo Bank)(d)	29,460,000

		219,225,000

Rhode Island — 0.13%
20,940,000	Rhode Island Health & Educational Building Corp. School of Design Refunding Revenue, Series A, 0.38%, 8/15/34, (LOC: Bank of America NA)(d)	20,940,000

South Carolina — 0.19%
30,095,000	South Carolina Transportation Infrastructure Bank Refunding Revenue, Series B-1, 0.38%, 10/1/31, (LOC: Bank of America NA)(d)	30,095,000

South Dakota — 0.34%
15,700,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.30%, 5/1/37(d)	15,700,000
25,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series G, 0.29%, 5/1/35(d)	25,000,000
13,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.30%, 5/1/38(d)	13,200,000

		53,900,000

Tennessee — 0.07%
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.34%, 6/1/42, (LOC: Citibank NA)(d)	11,500,000

Texas — 0.57%
51,500,000	North Central Texas Health Facility Development Corp. Baylor Health Care System Revenue, Series B, 0.35%, 8/15/30, (Credit Support: AGM)(d)	51,500,000
6,645,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.29%, 12/1/25(d)	6,645,000
20,000,000	Texas State Veteran’s Housing GO, Series A-2, 0.25%, 12/1/29(d)	20,000,000
12,415,000	Texas State Veteran’s Housing Refunding GO, 0.29%, 6/1/31, (LOC: JP Morgan Chase Bank)(d)	12,415,000

		90,560,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Utah — 0.05%
$8,485,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.29%, 6/1/31, (LOC: Wells Fargo Bank)(d)	$8,485,000

Virginia — 1.97%
182,487,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.38%, 9/15/49, (Credit Support: Freddie Mac)(d)	182,487,000
22,200,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.40%, 2/1/39(d)	22,200,000
16,625,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.43%, 2/1/39(d)	16,625,000
17,030,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.29%, 7/1/31, (LOC: Wells Fargo Bank)(d)	17,030,000
13,925,000	Stafford County & Staunton Industrial Development Authority Revenue TECP, 0.35%, 1/4/11	13,925,000
915,000	Stafford County & Staunton Industrial Development Authority Revenue TECP, 0.35%, 1/4/11	915,000
25,605,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.40%, 12/1/28, (LOC: Bank of America NA)(d)	25,605,000
32,500,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.32%, 12/1/38, (LOC: PNC Bank NA)(d)	32,500,000

		311,287,000

Washington — 0.21%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.34%, 12/31/21, (LOC: Citibank NA)(d)	6,700,000
26,300,000	Washington State Housing Finance Commission YMCA Greater Seattle Recreational Facility Revenue, 0.30%, 9/1/37, (LOC: Bank of America NA)(d)	26,300,000

		33,000,000

Wisconsin — 0.46%
73,515,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.33%, 9/1/38, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(d)	73,515,000

Total Municipal Bonds		3,313,710,000

(Cost $3,313,710,000)

U.S. Government Agency Obligations — 7.14%
Fannie Mae — 0.41%
65,000,000	1.75%, 3/23/11	65,204,293

Federal Home Loan Bank — 6.73%
275,000,000	0.16%, 7/11/11(d)	274,951,400
75,000,000	0.27%, 9/20/11(d)	75,000,000
83,525,000	0.28%, 10/4/11(d)	83,525,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$50,000,000	0.28%, 11/3/11(d)	$50,000,000
75,000,000	0.29%, 9/30/11(d)	75,000,000
100,000,000	0.35%, 12/7/11	99,977,111
100,000,000	0.37%, 5/27/11(d)	100,000,000
137,000,000	0.58%, 5/27/11	136,996,108
170,075,000	0.75%, 3/18/11	170,148,864

		1,065,598,483

Total U.S. Government Agency Obligations (Cost $1,130,802,776)		1,130,802,776

U.S. Treasury Obligations — 2.52%
U.S. Treasury Notes — 2.52%
50,000,000	1.75%, 11/15/11	50,619,028
112,500,000	4.25%, 1/15/11	112,635,877
80,000,000	0.88%, 2/28/11	80,056,046
80,000,000	0.88%, 4/30/11	80,096,697
75,000,000	1.00%, 10/31/11	75,435,528

		398,843,176

Total U.S. Treasury Obligations		398,843,176

(Cost $398,843,176)
Repurchase Agreements — 8.52%
150,000,000	BNP Paribas Securities Corp. dated 12/31/10; due 1/3/11 at 0.18% with maturity value of $150,002,250 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/30 to 10/1/38 at rates ranging from 4.50% to 6.00%).	150,000,000
275,000,000	Citigroup Global dated 12/31/10; due 1/3/11 at 0.32% with maturity value of $275,007,333 (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities and a US Treasury Note with maturity dates ranging from 2/24/12 to 12/1/47 at rates ranging from 0.00% to 6.50%).	275,000,000
300,000,000	Goldman Sachs & Co. dated 12/31/10; due 1/3/11 at 0.17% with maturity value of $300,004,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/19 to 12/1/40 at rates ranging from 4.00% to 6.00%).	300,000,000
150,000,000	JP Morgan Securities Inc. dated 12/31/10; due 1/3/11 at 0.25% with maturity value of $150,003,125 (fully collateralized by Fannie Mae securities with maturity dates ranging from 11/1/20 to 8/1/47 at rates ranging from 3.50% to 6.50%).	150,000,000
150,000,000	Merrill Lynch dated 12/31/10; due 1/3/11 at 0.03% with maturity value of $150,000,375 (fully collateralized by US Treasury Notes with maturity dates ranging from 4/28/11 to 8/15/39 at rates ranging from 0.00 to 4.50%).	150,000,000
125,000,000	Merrill Lynch dated 12/31/10; due 1/3/11 at 0.25% with maturity value of $125,002,604 (fully collateralized by Freddie Mac securities with maturity dates ranging from 4/1/40 to 9/1/40 at rates ranging from 4.50% to 5.00%).	125,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$200,000,000	Morgan Stanley & Co. dated 12/31/10; due 1/3/11 at 0.12% with maturity value of $200,002,000 (fully collateralized by Federal Farm Credit Bank securities with maturity dates ranging from 3/1/11 to 9/9/24 at rates ranging from 0.68% to 5.30%).	$200,000,000

Total Repurchase Agreements		1,350,000,000

(Cost $1,350,000,000)

Total Investments		$15,678,155,623
(Cost $15,678,155,623)(f) — 98.94%

Other assets in excess of liabilities — 1.06%		168,326,749

NET ASSETS — 100.00%		$15,846,482,372

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Annual put security.
(f)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Insured by MBIA

STEP – Step Coupon Bond

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2010 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 4.43%
Finance - Diversified Domestic — 4.43%
$105,000,000	Straight-A-Funding LLC 0.22%, 1/24/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	$104,986,525
145,664,000	Straight-A-Funding LLC 0.26%, 1/25/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	145,640,856

		250,627,381

Total Asset Backed Commercial Paper		250,627,381

(Cost $250,627,381)
FDIC-TLGP Backed Corporate Bonds — 13.48%
Banks - Domestic — 4.01%
10,000,000	American Express Bank FSB, 3.15%, 12/9/11	10,260,821
22,000,000	Bank of America Corp., 1.02%, 12/2/11(c)	22,159,664
39,530,000	Citibank NA, 0.45%, 3/30/11(c)	39,549,780
15,220,000	Citibank NA, 1.25%, 11/15/11	15,337,455
50,000,000	Citibank NA, 1.38%, 8/10/11	50,296,214
65,401,000	Regions Bank, 3.25%, 12/9/11	67,170,299
18,900,000	Union Bank NA, 0.38%, 3/16/11(c)	18,904,799
3,225,000	Wells Fargo & Co., 3.00%, 12/9/11	3,304,617

		226,983,649

Finance - Diversified Domestic — 9.47%
20,810,000	Citigroup Funding, Inc., 0.25%, 6/3/11(c)	20,809,761
43,850,000	Citigroup Funding, Inc., 2.88%, 12/9/11	44,875,981
31,000,000	Citigroup Funding, Inc., 1.38%, 5/5/11	31,111,461
34,100,000	General Electric Capital Corp., 0.38%, 3/11/11(c)	34,108,259
26,000,000	General Electric Capital Corp., 1.63%, 1/7/11	26,003,375
91,383,000	General Electric Capital Corp., 1.80%, 3/11/11	91,633,883
5,005,000	General Electric Capital Corp., 3.00%, 12/9/11	5,128,568
9,500,000	Goldman Sachs Group, Inc., 0.38%, 3/15/11(c)	9,502,377
42,685,000	Goldman Sachs Group, Inc., 1.63%, 7/15/11	42,983,874
18,450,000	JPMorgan Chase & Co., 0.36%, 2/23/11(c)	18,453,385
64,580,000	JPMorgan Chase & Co., 0.42%, 4/1/11(c)	64,608,610
8,000,000	JPMorgan Chase & Co., 1.02%, 12/2/11(c)	8,057,694
14,410,000	Morgan Stanley, 0.88%, 3/4/11(c)	14,425,031
121,300,000	Morgan Stanley, 3.25%, 12/1/11(c)	124,518,442

		536,220,701

Total FDIC-TLGP Backed Corporate Bonds		763,204,350

(Cost $763,204,350)
FHLB Backed Corporate Bonds — 0.32%
Finance - Diversified Domestic — 0.32%
14,160,000	GFRE Holdings LLC, 0.30%, 12/1/49(c)	14,160,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$4,140,000	Herman & Kittle Capital LLC, 0.32%, 2/1/37(c)	$4,140,000

		18,300,000

Total FHLB Backed Corporate Bonds		18,300,000

(Cost $18,300,000)
U.S. Government Agency Backed Municipal Bonds — 21.61%
California — 5.59%
63,285,000	California Housing Finance Agency Revenue, Series A, 0.30%, 8/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	63,285,000
10,500,000	California Housing Finance Agency Revenue, Series A, 0.32%, 8/1/36, (Credit Support: GO of Agency), (LOC: Fannie Mae, Freddie Mac)(c)	10,500,000
31,535,000	California Housing Finance Agency Revenue, Series A, 0.33%, 2/1/26, (LOC: Fannie Mae, Freddie Mac)(c)	31,535,000
9,200,000	California Housing Finance Agency Revenue, Series B, 0.25%, 8/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	9,200,000
79,815,000	California Housing Finance Agency Revenue, Series C, 0.30%, 8/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	79,815,000
34,620,000	California Housing Finance Agency Revenue, Series D, 0.30%, 8/1/22, (LOC: Fannie Mae, Freddie Mac)(c)	34,620,000
14,600,000	California Statewide Community Development Agency Multifamily Revenue, 0.33%, 10/15/36, (Credit Support: Fannie Mae)(c)	14,600,000
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.31%, 3/15/34, (Credit Support: Fannie Mae)(c)	4,764,000
11,915,000	San Diego Housing Authority Hillside Garden Apartments Revenue, Series C, 0.30%, 1/15/35, (Credit Support: Fannie Mae)(c)	11,915,000
17,140,000	Santa Rosa Housing Authority, Apple Creek Apartments Revenue, Series E, 0.29%, 3/1/12, (Credit Support: Freddie Mac)(c)	17,140,000
18,470,000	Southern California Home Financing Authority Revenue, Series A, 0.33%, 8/1/33, (LOC: Freddie Mac, Fannie Mae)(c)	18,470,000
20,830,000	Southern California Home Financing Authority Revenue, Series B, 0.33%, 2/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	20,830,000

		316,674,000

Colorado — 2.56%
6,600,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.30%, 10/1/30, (LOC: Fannie Mae, Freddie Mac)(c)	6,600,000
30,300,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.28%, 5/1/38, (LOC: Fannie Mae)(c)	30,300,000
19,765,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.28%, 11/1/32, (LOC: Fannie Mae)(c)	19,765,000
5,325,000	Colorado Housing & Finance Authority Revenue, Class I Series SF-1, 0.29%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	5,325,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$26,700,000	Colorado Housing & Finance Authority Revenue, Class I, Series A2, 0.28%, 5/1/38, (LOC: Fannie Mae)(c)	$26,700,000
6,500,000	Colorado Housing & Finance Authority Revenue, Class I, Series A3, 0.33%, 5/1/38, (LOC: Fannie Mae)(c)	6,500,000
17,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.28%, 11/1/37, (Credit Support:GO of Authority), (LOC: Fannie Mae)(c)	17,400,000
10,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.28%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	10,400,000
10,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.28%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	10,400,000
11,580,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.28%, 11/1/33, (LOC: Fannie Mae, Freddie Mac)(c)	11,580,000

		144,970,000

Florida — 0.24%
13,400,000	West Orange Healthcare District Refunding Revenue, 0.32%, 2/1/22, (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	13,400,000

Idaho — 0.53%
30,000,000	Idaho Housing & Finance Association Revenue, Class I, Series J1, 0.34%, 1/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	30,000,000

Louisiana — 0.22%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.32%, 4/1/36, (Credit Support: Freddie Mac)(c)	12,600,000

Michigan — 0.70%
10,250,000	Lansing Economic Development Corp. Revenue, 0.30%, 3/1/42, (LOC: Federal Home Loan Bank)(c)	10,250,000
20,000,000	Michigan State Housing Development Authority Refunding Revenue, Series B, 0.36%, 6/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	20,000,000
9,500,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.28%, 6/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	9,500,000

		39,750,000

Mississippi — 0.21%
12,000,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Resources LLC Refunding Revenue, 0.32%, 5/1/32, (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	12,000,000

New York — 9.15%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.30%, 4/15/36, (Credit Support: Fannie Mae)(c)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.30%, 10/15/41, (Credit Support: Fannie Mae)(c)	23,100,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.33%, 10/15/35, (Credit Support: Fannie Mae)(c)	$14,205,000
21,900,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.30%, 4/15/35, (Credit Support: Fannie Mae)(c)	21,900,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.31%, 11/15/19, (Credit Support: Fannie Mae)(c)	36,770,000
39,000,000	New York City Housing Development Corp. W. 61 St. Apartments Revenue, Series A, 0.30%, 12/15/37, (Credit Support: Fannie Mae)(c)	39,000,000
55,500,000	New York State Dormitory Authority Revenue, Series A, 0.30%, 11/15/36, (Credit Support: Fannie Mae)(c)	55,500,000
27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.30%, 5/15/41, (Credit Support: Fannie Mae)(c)	27,000,000
7,900,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.25%, 5/15/33, (Credit Support: Fannie Mae)(c)	7,900,000
60,100,000	New York State Housing Finance Agency 900 8th Ave. Revenue, Series A, 0.32%, 5/15/35, (Credit Support: Fannie Mae)(c)	60,100,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.30%, 11/15/36, (Credit Support: Fannie Mae)(c)	41,750,000
43,785,000	New York State Housing Finance Agency Revenue, Series A, 0.34%, 5/1/35, (Credit Support: Freddie Mac)(c)	43,785,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.25%, 5/15/33, (Credit Support: Fannie Mae)(c)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.30%, 5/15/38, (Credit Support: Fannie Mae)(c)	50,000,000
10,400,000	New York State Housing Finance Agency, 360 W. 43rd. St. Revenue, Series A, 0.30%, 11/15/33, (Credit Support: Fannie Mae)(c)	10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.30%, 11/1/38, (Credit Support: Freddie Mac)(c)	40,000,000

		518,010,000

Pennsylvania — 1.09%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.32%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.30%, 4/1/35, (LOC: Freddie Mac, Fannie Mae)(c)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.30%, 4/1/35, (Credit Support: GO of Agency)(c)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.30%, 4/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.32%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	$11,500,000

		61,530,000

Tennessee — 0.15%
8,310,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.33%, 12/15/37, (Credit Support: Fannie Mae)(c)	8,310,000

Virginia — 0.31%
17,500,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue , Series A, 0.32%, 1/1/28, (Credit Support: NATL-RE), (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	17,500,000

Wyoming — 0.86%
12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.33%, 12/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	12,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.33%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.33%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
17,000,000	Wyoming Community Development Authority Revenue, Series A, 0.32%, 12/1/32, (LOC: Fannie Mae, Freddie Mac)(c)	17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds		1,223,744,000

(Cost $1,223,744,000)
U.S. Government Agency Backed Mortgages — 0.11%
Fannie Mae — 0.11%
6,000,000	Series 2001-T11, Class B, 5.50%, 9/25/11	6,201,333

Total U.S. Government Agency Backed Mortgages		6,201,333

(Cost $6,201,333)
U.S. Government Agency Obligations — 31.49%
Fannie Mae — 8.36%
15,000,000	0.19%, 5/4/11(b)	14,990,421
125,000,000	0.25%, 1/26/11(b)	124,980,434
75,000,000	0.29%, 4/1/11(b)	74,946,833
26,000,000	0.30%, 8/1/11(b)	25,954,500
113,313,900	0.34%, 7/1/11(b)	113,122,337
53,700,000	1.16%, 9/8/11	54,018,412
33,125,000	1.75%, 3/23/11	33,229,111
31,634,000	6.00%, 5/15/11	32,287,164

		473,529,212

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank — 17.10%
$130,000,000	0.16%, 7/11/11(c)	$129,976,871
68,000,000	0.17%, 7/20/11(c)	67,987,129
47,270,000	0.19%, 1/14/11(c)	47,270,000
37,604,000	0.19%, 4/29/11(b)	37,580,978
92,000,000	0.20%, 5/2/11(c)	91,989,350
150,000,000	0.27%, 9/20/11(c)	150,000,000
15,750,000	0.27%, 10/21/11(c)	15,750,000
165,000,000	0.28%, 11/3/11(c)	165,000,000
50,000,000	0.30%, 12/1/11	49,970,241
35,000,000	0.35%, 12/7/11	34,991,989
85,000,000	0.37%, 6/10/11(c)	85,000,000
75,000,000	0.58%, 5/27/11	74,997,870
17,585,000	1.63%, 7/27/11	17,715,524

		968,229,952

Freddie Mac — 5.87%
50,000,000	0.14%, 8/10/11(c)	49,997,094
5,050,000	0.15%, 2/1/11(c)	5,049,647
16,675,000	0.34%, 4/7/11(c)	16,678,711
19,400,000	0.35%, 4/1/11(c)	19,405,730
79,120,000	0.37%, 3/9/11(c)	79,143,388
125,000,000	3.25%, 2/25/11	125,504,274
35,862,000	6.00%, 6/15/11	36,764,835

		332,543,679

Overseas Private Investment Corp. — 0.16%
7,923,532	0.32%, 11/15/13(c)	7,923,532
1,400,000	0.32%, 3/15/15(c)	1,400,000

		9,323,532

Total U.S. Government Agency Obligations		1,783,626,375

(Cost $1,783,626,375)
U.S. Treasury Obligations — 2.92%
U.S. Treasury Notes — 2.92%
20,000,000	0.88%, 2/28/11	20,014,012
20,000,000	0.88%, 4/30/11	20,024,174
35,000,000	1.00%, 7/31/11	35,145,168
25,000,000	1.00%, 10/31/11	25,145,176
27,325,000	1.75%, 11/15/11	27,663,299
37,500,000	4.25%, 1/15/11	37,545,292

Total U.S. Treasury Obligations		165,537,121

(Cost $165,537,121)

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 23.31%
$275,000,000	Barclays Capital Inc. dated 12/31/10; due 1/3/11 at 0.25% with maturity value of $275,005,729 (fully collateralized by a US Treasury Note with maturity date of 4/15/11 at a rate of 2.375%).	$275,000,000
150,000,000	BNP Paribas Securities Corp. dated 12/31/10; due 1/3/11 at 0.18% with maturity value of $150,002,250 (fully collateralized by Fannie Mae securities with maturity dates ranging from 6/1/30 to 11/1/39 at rates ranging from 4.50% to 5.00%).	150,000,000
225,000,000	Citigroup Global dated 12/31/10; due 1/3/11 at 0.32% with maturity value of $225,006,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/18 to 12/1/40 at rates ranging from 4.00% to 6.50%).	225,000,000
200,000,000	Deutsche Bank AG dated 11/30/10; due 1/3/11 at 0.22% with maturity value of $200,041,556 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/25 to 12/1/40 at rates ranging from 4.00% to 7.00%).(d)	200,000,000
40,000,000	Deutsche Bank AG dated 12/31/10; due 1/3/11 at 0.22% with maturity value of $40,000,733 (fully collateralized by Fannie Mae securities with maturity dates ranging from 8/1/11 to 5/18/12 at rates ranging from 0.00% to 4.875%).	40,000,000
130,000,000	Deutsche Bank AG dated 12/31/10; due 1/3/11 at 0.28% with maturity value of $130,003,033 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/37 to 8/1/39 at rates ranging from 5.50% to 7.00%).	130,000,000
200,000,000	Goldman Sachs & Co. dated 12/31/10; due 1/3/11 at 0.17% with maturity value of $200,002,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/21 to 10/1/40 at rates ranging from 3.50% to 7.00%).	200,000,000
50,000,000	JP Morgan Securities Inc. dated 12/31/10; due 1/3/11 at 0.25% with maturity value of $50,001,042 (fully collateralized by Fannie Mae securities with maturity dates ranging from 6/1/23 to 10/1/40 at rates ranging from 3.50% to 6.00%).	50,000,000
50,000,000	Merrill Lynch dated 12/31/10; due 1/3/11 at 0.03% with maturity value of $50,000,125 (fully collateralized by a US Treasury Note with a maturity date of 4/15/12 at a rate of 1.375%).	50,000,000

Total Repurchase Agreements		1,320,000,000

(Cost $1,320,000,000)

Total Investments		$5,531,240,560
(Cost $5,531,240,560)(e) — 97.67%

Other assets in excess of liabilities — 2.33%		132,089,885

NET ASSETS — 100.00%		$5,663,330,445

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2010 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	This security is considered illiquid.

The total investment in restricted and illiquid securities representing $200,000,000 or 3.53% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/10 Carrying Value Per Unit
$200,000,000	Deutsche Bank AG	11/30/2010	$200,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC –Federal Deposit Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 97.44%
Alabama — 0.70%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.35%, 7/1/14, (Credit Support: BHAC, AGM)(a)(b)	$10,890,000

Alaska — 1.05%
15,870,000	State of Alaska Public Improvement GO, Series C, 5.00%, 8/1/11	16,297,600

Arizona — 1.39%
3,160,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.33%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,160,000
5,300,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Refunding Revenue, 0.44%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,300,000
5,800,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.33%, 9/1/38, (LOC: PNC Bank NA)(b)	5,800,000
7,325,000	Tempe Industrial Development Authority Revenue, Series C, 0.80%, 12/1/27, (LOC: Banco Santander)(b)	7,325,000

		21,585,000

California — 4.10%
15,700,000	California Statewide Communities Development Authority Covenant Retirement Communities Inc. COP, 0.30%, 12/1/25, (LOC: LaSalle National Bank)(b)	15,700,000
6,860,000	California Statewide Communities Development Authority Refunding Revenue, Series R-11553, 0.35%, 11/15/32, (Credit Support: BHAC)(b)	6,860,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.31%, 5/15/29, (Credit Support: Fannie Mae)	5,675,000
13,800,000	County of Sacramento Airport and Marina Revenue, Series R-11424, 0.35%, 7/1/11, (Credit Support: AGM)(b)	13,800,000
12,450,000	Eclipse Funding Trust Tax Allocation Refunding Revenue, 0.32%, 2/1/15, (LOC: U.S. Bank NA)(b)	12,450,000
780,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.51%, 6/1/22, (LOC: Bank of America NA)(b)	780,000
5,800,000	Padre Dam Municipal Water District Refunding COP, Series R-11792, 0.34%, 4/1/17(a)(b)	5,800,000
2,500,000	State of California Floaters Refunding GO, Series 1707, 0.44%, 8/1/32, (Credit Support: AGM)(b)	2,500,000

		63,565,000

Colorado — 2.81%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.35%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000
6,510,000	Base Village Metropolitan District No. 2 GO, Series B, 0.35%, 12/1/38, (LOC: U.S. Bank NA)(b)	6,510,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.43%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,250,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.33%, 2/15/28, (Credit Support: Fannie Mae)(b)	$3,000,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.35%, 12/1/28, (LOC: U.S. Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.34%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
5,125,000	Gateway Regional Metropolitan District Refunding GO, 0.43%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,125,000
2,880,000	Meridian Ranch Metropolitan District Refunding GO, 0.35%, 12/1/38, (LOC: U.S. Bank NA)(b)	2,880,000
10,000,000	Midcities Metropolitan District No 1 Refunding Revenue, Series B, 0.32%, 12/1/31, (LOC: BNP Paribas)(b)	10,000,000
1,685,000	Parker Automotive Metropolitan District GO, 0.35%, 12/1/34, (LOC: U.S. Bank NA)(b)	1,685,000
1,370,000	University of Colorado Hospital Authority Revenue, Series A, 0.38%, 11/15/33, (Credit Support: AGM)(b)	1,370,000

		43,465,000

Connecticut — 0.98%
12,000,000	Connecticut Housing Finance Authority Refunding Revenue, Series G, 0.45%, 11/15/11, (Credit Support: GO of Authority)(b)	12,000,000
3,117,000	Northeast Tax-Exempt Bond Grantor Trust Revenue, 0.42%, 4/1/19, (LOC: PNC Bank NA)(b)	3,117,000

		15,117,000

District Of Columbia — 3.25%
7,150,000	District of Columbia Association American Medical Colleges Refunding Revenue, Series B, 0.36%, 2/1/27, (LOC: Bank of America NA)	7,150,000
19,000,000	District of Columbia Cash Flow Management GO, 2.00%, 9/30/11	19,226,776
4,440,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.43%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,440,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.35%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,500,000	District of Columbia Jesuit Conference Revenue, 0.33%, 10/1/37, (LOC: PNC Bank NA)(b)	4,500,000
3,980,000	District of Columbia Water & Sewer Authority Refunding Revenue, Putters Series 3022, 0.39%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Refunding Revenue, Series R-11623, 0.35%, 4/1/29, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	9,360,000

		50,356,776

Florida — 4.85%
2,605,000	Collier County Industrial Development Authority Revenue, 0.58%, 12/1/26, (LOC: Bank of America NA)(b)	2,605,000
8,100,000	County of Broward Educational Facilities Authority, Southeastern University Revenue, Series A, 0.39%, 4/1/38, (LOC: Bank of America NA)(b)	8,100,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.41%, 6/1/38, (LOC: Bank of America NA)(b)	$15,000,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.34%, 11/1/32, (Credit Support: Freddie Mac)(b)	1,280,000
11,000,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.32%, 11/15/26, (LOC: PNC Bank, SunTrust Bank)(b)	11,000,000
4,000,000	Hillsborough County TECP, 0.30%, 2/2/11(c)	4,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.39%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.39%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.35%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,055,000	Miami-Dade County Industrial Development Authority Revenue, 0.45%, 9/1/29, (LOC: Bank of America NA)(b)	5,055,000
8,815,000	Orange County Housing Finance Authority Refunding Revenue, 0.33%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,815,000
4,995,000	Tallahassee Energy System Revenue, Putters, 0.39%, 4/1/15(b)	4,995,000

		75,155,000

Georgia — 1.99%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.35%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.41%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
7,390,000	Fulton County Development Authority Revenue, 0.44%, 4/1/34, (LOC: Bank of America NA)(b)	7,390,000
3,200,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.44%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	3,200,000
8,225,000	Marietta Housing Authority Refunding Revenue, 0.36%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,225,000

		30,785,000

Illinois — 5.18%
11,500,000	City of Galesburg Refunding Revenue, 0.44%, 3/1/31, (LOC: Bank of America NA)(b)	11,500,000
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.33%, 6/1/29, (LOC: JP Morgan Chase Bank)(b)	7,400,000
3,300,000	Illinois Finance Authority Cultural Pool Revenue, 0.33%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	3,300,000
11,545,000	Illinois Finance Authority Dominican University Revenue, 0.33%, 3/1/36, (LOC: JP Morgan Chase Bank)(b)	11,545,000
1,280,000	Illinois Finance Authority Radiological Society Project Revenue, 0.33%, 6/1/17, (LOC: JP Morgan Chase Bank)(b)	1,280,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.39%, 2/15/16, (Credit Support: Assured GTY)(b)	4,995,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.36%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	$16,100,000
14,295,000	State of Illinois School Improvement GO, Series R -12249, 0.38%, 4/1/11, (Credit Support: AGM)(a)(b)	14,295,000
9,900,000	State of Illinois Transit Improvement GO, Series R-10379, 0.37%, 2/1/11, (Credit Support: AGM)(a)(b)	9,900,000

		80,315,000

Indiana — 4.76%
7,040,000	City of Fort Wayne Waterworks Refunding Revenue, 0.60%, 2/10/11	7,040,000
6,490,000	City of South Bend Genesis Project Industrial Improvement Revenue, 0.36%, 4/1/33, (LOC: Citizens Bank of PA., Federal Home Loan Bank)(b)	6,490,000
20,420,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/6/11, (LOC: JP Morgan Chase Bank)	20,422,622
16,365,000	Indiana Finance Authority Refunding Revenue, 0.32%, 7/1/36, (LOC: Harris Bank)(b)	16,365,000
14,815,000	Indiana Finance Authority Refunding Revenue, 0.33%, 3/1/36, (LOC: Branch Banking & Trust)(b)	14,815,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.42%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000

		73,672,622

Iowa — 1.33%
5,900,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.37%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(b)	5,900,000
2,940,000	Iowa Finance Authority Revenue, 0.33%, 2/1/23, (LOC: Wells Fargo Bank)(b)	2,940,000
1,785,000	Iowa Finance Authority Revenue, 0.54%, 4/1/25, (LOC: Bank of America NA)(b)	1,785,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.43%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,870,000
2,150,000	Woodbury County Revenue, 0.43%, 11/1/16, (LOC: U.S. Bank NA)(b)	2,150,000

		20,645,000

Kansas — 1.17%
3,155,000	City of Olathe Refunding Revenue, Series B, 0.54%, 11/1/18, (LOC: Bank of America NA)(b)	3,155,000
15,000,000	City of Wichita Water Utility Improvement GO, Series 240, 0.45%, 9/15/11	15,004,939

		18,159,939

Kentucky — 0.95%
8,155,000	County of Warren Refunding Revenue, 0.32%, 4/1/37, (Credit Support: Assured GTY)(b)	8,155,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$6,500,000	Kentucky Economic Development Finance Authority Revenue, Series R-11810, 0.38%, 6/1/16, (Credit Support: Assured GTY)(a)(b)	$6,500,000

		14,655,000

Louisiana — 0.84%
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.35%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(b)	9,055,000
3,970,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.34%, 2/15/23, (Credit Support: Fannie Mae)(b)	3,970,000

		13,025,000

Massachusetts — 0.73%
11,250,000	City of New Bedford GO, Series A, 1.75%, 2/11/11	11,263,274

Michigan — 2.43%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.39%, 11/1/24, (Credit Support: AGM, Q-SBLF)(b)	5,000,000
4,000,000	Michigan Finance Authority Refunding Revenue, Series D3, 2.00%, 8/22/11, (LOC: Scotia Bank)	4,040,384
8,500,000	Michigan Finance Authority State Aid Notes, Series D1, 2.00%, 8/19/11	8,563,198
15,000,000	Michigan State Hospital Finance Authority Refunding Revenue, 0.38%, 6/1/22, (Credit Support: Assured GTY)(b)	15,000,000
5,010,000	Michigan Strategic Fund Revenue, 0.54%, 9/1/40, (LOC: Bank of America NA)(b)	5,010,000

		37,613,582

Minnesota — 7.86%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.39%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,035,000	City of Burnsville Refunding Revenue, 0.33%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,035,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.33%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
4,775,000	City of Minneapolis One Ten Grant Project Refunding Revenue, 0.33%, 9/1/26, (Credit Support: Fannie Mae)(b)	4,775,000
1,200,000	City of Minnetonka Refunding Revenue, 0.33%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,445,000	City of Oak Park Heights Refunding Revenue, 0.33%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,445,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.33%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,225,000	City of Spring Lake Park Refunding Revenue, 0.33%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,225,000
10,125,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.33%, 10/1/35, (LOC: U.S. Bank NA)(b)	10,125,000
3,215,000	Perham Independent School District Number 549 Cash Flow GO, Series A, 1.50%, 9/7/11, (Credit Support: School District Credit Program)	3,237,735

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$17,000,000	Rochester Health Care Facilities, TECP, 0.27%, 1/4/11(c)	$17,000,000
10,000,000	Rochester Health Care Facilities, TECP, 0.29%, 1/4/11(c)	10,000,000
6,000,000	Rochester Health Care Facilities, TECP, 0.32%, 2/3/11(c)	6,000,000
6,250,000	Saint Francis Independent School District Number 15 Cash Flow GO, Series A, 1.00%, 9/15/11, (Credit Support: School District Credit Program)	6,275,631
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.31%, 5/1/27, (LOC: U.S. Bank NA)(b)	2,140,000
11,700,000	St. Paul Port Authority Refunding Revenue, Series 9-BB, 0.31%, 3/1/29, (LOC: Deutsche Bank AG)(b)	11,700,000
7,035,000	St. Paul Port Authority Revenue, Series 5-O, 0.31%, 12/1/28, (LOC: Deutsche Bank AG)(b)	7,035,000

		121,818,366

Mississippi — 2.62%
6,040,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue, 0.39%, 5/1/39, (LOC: Federal Home Loan Bank)(b)	6,040,000
9,500,000	Mississippi Business Finance Corp. Petal Gas Storage LLC Project Revenue, 0.33%, 8/1/34, (LOC: Deutsche Bank AG)(b)	9,500,000
25,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.27%, 12/1/30(b)	25,000,000

		40,540,000

Missouri — 1.79%
13,600,000	Missouri State Health & Educational Facilities Authority Refunding Revenue, Series C-4, 0.32%, 6/1/33, (Credit Support: AGM)(b)	13,600,000
7,155,000	Nodaway County Industrial Development Authority Revenue, 0.32%, 11/1/28, (LOC: U.S. Bank NA)(b)	7,155,000
4,850,000	Saint Louis Airport Development Program Revenue, Series A, 5.25%, 7/1/11	4,965,468
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.34%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000

		27,720,468

Montana — 0.17%
2,600,000	City of Forsyth Pollution Control Refunding Revenue, 0.33%, 1/1/18, (LOC: BNP Paribas)(b)	2,600,000

Nebraska — 0.92%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.33%, 7/1/33, (LOC: U.S. Bank NA)(b)	6,000,000
5,570,000	Saline County Hospital Authority No. 1 Refunding Revenue, Series C, 0.32%, 6/1/31, (LOC: U.S. Bank NA)(b)	5,570,000
2,700,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.36%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(b)	2,700,000

		14,270,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Nevada — 0.69%
$ 5,145,000	City of Fernley GO, Series R-11458, 0.36%, 2/1/16, (Credit Support: Assured GTY), Callable 2/1/18 @ 100(b)	$5,145,000
5,510,000	City of Reno Refunding Revenue, Series A, 0.34%, 6/1/32, (LOC: Bank of America NA)(b)	5,510,000

		10,655,000

New Hampshire — 1.39%
21,500,000	New Hampshire Business Finance Authority Refunding Revenue, 0.30%, 10/1/37, (LOC: TD Bank NA)(b)	21,500,000

New Jersey — 3.45%
19,195,000	New Jersey Economic Development Authority Diocese of Metuchen Project Refunding Revenue, 0.42%, 9/1/30, (LOC: Bank of America NA)(b)	19,195,000
12,215,000	New Jersey Economic Development Authority, The Cooper Health System Project Revenue, Series A, 0.29%, 11/1/38, (LOC: TD Bank NA)(b)	12,215,000
13,285,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, 0.28%, 7/1/33, (LOC: TD Bank NA)(b)	13,285,000
8,705,000	New Jersey Health Care Facilities Financing Authority Revenue, Series B, 0.29%, 7/1/41, (LOC: TD Bank NA)(b)	8,705,000

		53,400,000

New York — 9.34%
11,200,000	Addison Central School District GO, 1.75%, 1/21/11, (Credit Support: State Aid Withholding)	11,206,031
3,605,000	Candor Central School District GO, 1.75%, 6/24/11, (Credit Support: State Aid Withholding)	3,621,852
7,200,000	City of New York GO, Sub-Series A-4, 0.29%, 8/1/31, (LOC: Bank of Nova Scotia)(b)	7,200,000
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.37%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
8,700,000	Long Island Power Authority TECP, 0.29%, 1/11/11(c)	8,700,000
30,000,000	New York City Industrial Development Agency University & College Improvement Revenue, Series B-1, 0.28%, 7/1/36, (LOC: TD Bank NA)(b)	30,000,000
21,500,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A-1, 0.32%, 5/5/11(b)	21,500,000
5,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A-1, 0.42%, 1/19/12(b)	5,000,000
20,000,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.29%, 7/1/31, (LOC: TD Bank NA)(b)	20,000,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.34%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000
7,200,615	Windsor Central School District GO, 1.75%, 6/16/11, (Credit Support: State Aid Withholding)	7,234,327

		144,762,210

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
North Carolina — 2.75%
$ 2,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue,, 0.35%, 7/1/19, (LOC: Branch Banking & Trust)(b)	$2,300,000
17,700,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, Series B, 0.33%, 6/1/38, (LOC: Wells Fargo Bank)(b)	17,700,000
9,530,000	North Carolina Capital Facilities Finance Agency Revenue, 0.33%, 8/1/33, (LOC: Wells Fargo Bank)(b)	9,530,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.35%, 1/1/11, (Credit Support: BHAC), Callable 1/1/13 @ 100(b)	12,995,000

		42,525,000

Oregon — 0.49%
7,600,000	Medford Hospital Facilities Authority Rogue Valley Manor Project Revenue, 0.29%, 8/15/37, (LOC: Bank of America NA)(b)	7,600,000

Pennsylvania — 8.25%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.33%, 3/1/38, (LOC: PNC Bank NA)(b)	8,900,000
7,700,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.33%, 6/1/30, (LOC: PNC Bank NA)(b)	7,700,000
5,035,000	Allegheny County Industrial Development Authority Revenue, 0.33%, 6/1/38, (LOC: PNC Bank NA)(b)	5,035,000
1,850,000	Butler County General Authority Refunding Revenue, 0.38%, 11/15/21, (Credit Support: AGM)(b)	1,850,000
15,000,000	Commonwealth of Pennsylvania Cash Flow Management Revenue, 2.50%, 6/30/11	15,159,791
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.32%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.32%, 12/1/31(b)	5,000,000
3,850,000	Emmaus General Authority Revenue, 0.38%, 12/1/28, (Credit Support: AGM)(b)	3,850,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.33%, 3/1/24, (LOC: U.S. Bank NA)(b)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.33%, 3/1/24, (LOC: U.S. Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.37%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,855,000	Luzerne County Convention Center Authority Revenue, Series A, 0.33%, 9/1/28, (LOC: PNC Bank NA)(b)	7,855,000
11,295,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.29%, 6/1/33, (LOC: TD Bank NA)(b)	11,295,000
5,700,000	Northeastern Pennsylvania Hospital & Education Authority University and College Improvement Revenue, 0.32%, 9/1/34, (LOC: PNC Bank NA)(b)	5,700,000
3,960,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.33%, 5/1/15, (LOC: PNC Bank NA)(b)	3,960,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 1,745,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series A, 0.31%, 12/1/32, (LOC: TD Bank NA)(b)	$1,745,000
7,400,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.31%, 12/1/32, (LOC: TD Bank NA)(b)	7,400,000
2,970,000	Pennsylvania State Public School Building Authority Revenue, Putters-Series 1970, 0.37%, 12/1/14, (Credit Support: AGM, State Aid Withholding)(b)	2,970,000
7,600,000	Philadelphia Authority for Industrial Development Revenue, 0.43%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,600,000
2,480,000	Shaler Area School District Refunding GO, 0.38%, 9/1/25, (Credit Support: AGM, State Aid Withholding)(b)	2,480,000
8,395,000	York County Industrial Development Authority Refunding Revenue, 0.33%, 7/1/37, (LOC: PNC Bank NA)(b)	8,395,000

		127,849,791

Rhode Island — 0.56%
3,140,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, 0.58%, 6/1/37, (LOC: Bank of America NA)(b)	3,140,000
5,500,000	Rhode Island Health & Educational Building Corp. Revenue, Series R-11811, 0.36%, 5/15/17, (Credit Support: Assured GTY)(a)(b)	5,500,000

		8,640,000

South Carolina — 1.55%
6,500,000	County of Cherokee Revenue, 0.54%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
5,700,000	South Carolina Jobs-Economic Development Authority Revenue, 0.43%, 5/1/29, (LOC: Wells Fargo Bank)(b)	5,700,000
6,735,000	St Peters Parish-Jasper County Public Facilities Corp. Refunding Revenue, Series A, 0.75%, 2/1/11	6,735,000
5,100,000	St Peters Parish-Jasper County Public Facilities Corp. Refunding Revenue, Series A, 1.50%, 7/1/11	5,114,857

		24,049,857

South Dakota — 0.82%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.39%, 5/15/15(b)	12,640,000

Tennessee — 0.13%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.34%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.38%
3,000,000	Crawford Education Facilities Corp. Revenue, 0.34%, 6/1/18, (LOC: U.S. Bank NA)(b)	3,000,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.44%, 12/1/16(b)	7,050,000
1,745,000	El Paso County Hospital District GO, Putters Series 2747, 0.39%, 2/15/16, (Credit Support: Assured GTY)(b)	1,745,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 9,000,000	Harris County Cultural Educational Facilities TECP, 0.33%, 2/3/11(c)	$9,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.35%, 6/15/11(c)	8,000,000
4,075,000	Harris County Hospital District Refunding Revenue, Series R-12075, 0.35%, 8/15/15, (Credit Support: BHAC)(b)	4,075,000
4,285,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3563, 0.34%, 4/1/15, (Credit Support: AGM)(a)(b)	4,285,000
3,505,000	JP Morgan Chase Putters/Drivers Trust Houston Community College GO, Series 3356, 0.39%, 2/15/12(a)(b)	3,505,000
11,170,000	Lake Travis Independent School District Putters GO, Series 1882, 0.34%, 2/15/14, (Credit Support: PSF-GTD)(a)(b)	11,170,000
1,080,000	Lubbock Independent School District Refunding GO, 3.00%, 2/15/11, (Credit Support: PSF-GTD)	1,083,242
5,000,000	North Texas Tollway Authority Refunding Revenue, Series R-11392, 0.35%, 1/1/16, (Credit Support: BHAC)(b)	5,000,000
5,280,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.43%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,280,000
20,000,000	State of Texas Cash Flow Management Revenue, 2.00%, 8/31/11	20,215,433

		83,408,675

Utah — 1.90%
5,000,000	County of Emery Refunding Revenue, 0.33%, 11/1/24, (LOC: Wells Fargo Bank)(b)	5,000,000
720,000	County of Sanpete Revenue, 0.43%, 8/1/28, (LOC: U.S. Bank NA)(b)	720,000
3,700,000	Duchesne County School District Revenue, 0.43%, 6/1/21, (LOC: U.S. Bank NA)(b)	3,700,000
4,744,000	Jordanelle Special Service District Refunding Revenue, 0.33%, 9/1/25, (LOC: Wells Fargo Bank)(b)	4,744,000
3,595,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.43%, 4/1/25, (LOC: Wells Fargo Bank)(b)	3,595,000
7,220,000	Salt Lake County Granite School District GO, 3.00%, 6/1/11, (Credit Support: School Board GTY)	7,293,512
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.34%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000

		29,487,512

Vermont — 1.12%
9,700,000	Vermont Educational & Health Buildings Financing Agency Norwich University Project Refunding Revenue, 0.28%, 9/1/38, (LOC: TD Bank NA)(b)	9,700,000
7,615,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.29%, 9/1/31, (LOC: TD Bank NA)(b)	7,615,000

		17,315,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Virginia — 3.04%
$ 3,600,000	Albermarle County Economic Development Authority Martha Jefferson Hospita Revenuel, Series C, 0.28%, 10/1/48, (LOC: Wells Fargo Bank)(b)	$3,600,000
7,160,000	JP Morgan Chase Putters/Drivers Trust Virginia Housing Development Authority Revenue, Series 3313Z, 0.39%, 1/1/31, Callable 7/01/11 @ 100(b)	7,160,000
6,755,000	Virginia Beach Development Authority Refunding Revenue, 0.40%, 7/1/33, (LOC: Bank of America NA)(b)	6,755,000
12,955,000	Virginia College Building Authority Shenandoah University Project Refunding Revenue, 0.40%, 11/1/36, (LOC: Branch Banking & Trust)(b)	12,955,000
16,675,000	Virginia Commonwealth University Nursing Home Improvement Revenue, Series C, 0.38%, 7/1/37, (LOC: Branch Banking & Trust)(b)	16,675,000

		47,145,000

Washington — 1.66%
10,000,000	City of Seattle Refunding Revenue, Series R-47, 0.34%, 3/2/21, (Credit Support: AGM)(b)	10,000,000
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.39%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
6,630,000	Washington Health Care Facilities Authority Revenue, 0.54%, 8/1/26, (LOC: Bank of America NA)(b)	6,630,000
130,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.34%, 7/1/11, (LOC: U.S. Bank NA)(b)	130,000
3,000,000	Washington State Housing Finance Commission Revenue, 0.33%, 10/1/29, (LOC: Wells Fargo Bank)(b)	3,000,000
1,000,000	Washington State Housing Finance Commission Revenue, 0.34%, 7/1/22, (LOC: U.S. Bank NA)(b)	1,000,000

		25,755,000

Wisconsin — 3.05%
5,800,000	Menomonie Area School District Cash Flow Management Revenue, 1.25%, 8/26/11	5,827,905
7,300,000	Mequon & Thiensville School District Revenue, 1.50%, 9/2/11	7,348,100
2,635,000	Milwaukee Redevelopment Authority Revenue, 0.34%, 9/1/40, (LOC: U.S. Bank NA)(b)	2,635,000
6,985,000	Oshkosh Area School District Cash Flow Management Revenue, 1.00%, 6/23/11	7,001,616
6,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 0.33%, 8/1/30, (LOC: U.S. Bank NA)(b)	6,000,000
8,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.30%, 4/1/28, (LOC: U.S. Bank NA)(b)	8,000,000
2,170,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.34%, 3/1/23, (LOC: U.S. Bank NA)(b)	2,170,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$8,340,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.43%, 6/1/28, (LOC: Wells Fargo Bank)(b)	$8,340,000

		47,322,621

Total Municipal Bonds		1,509,570,293

(Cost $1,509,570,293)

Shares
Investment Company — 0.97%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	15,000,000

Total Investment Company		15,000,000
(Cost $15,000,000)

Total Investments		$1,524,570,293
(Cost $1,524,570,293)(d) — 98.41%

Other assets in excess of liabilities — 1.59%		24,590,999

NET ASSETS — 100.00%		$1,549,161,292

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

BHAC – Berkshire Hathaway Assurance Corp.

COP –Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.94%
California — 0.31%
$ 385,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$399,079

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	909,480

385,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	385,847

		1,694,406

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC)	129,725

Massachusetts — 1.28%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	6,961,448

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/18 @ 105	94,770

New York — 0.70%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	678,393

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	640,941

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	881,010

1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 12/1/11 @ 102	1,627,484

		3,827,828

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Texas — 0.19%
$ 1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	$1,044,334

Utah — 0.42%
417,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%, 1/20/26, (Credit Support: Ginnie Mae), Callable 7/20/11 @ 102	427,071

105,000	Utah Housing Corp. Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	104,694

1,725,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	1,726,880

		2,258,645

Total Municipal Bonds		16,011,156

(Cost $16,061,096)
Corporate Bonds — 0.36%
Diversified Financials — 0.36%
1,395,000	Fort Knox Military Housing Privatization Project 0.60%, 2/15/52 (Credit Support: AMBAC)(a)(b)(c)	841,064
2,000,000	Pacific Beacon LLC 0.69%, 7/15/51 (Credit Support: MBIA)(a)(b)(c)	1,118,604

Total Corporate Bonds		1,959,668

(Cost $3,351,240)
U.S. Government Agency Backed Mortgages — 107.56%
Fannie Mae — 80.69%
5,590,000	(TBA), 4.00%, 1/1/41	5,560,306
10,000,000	(TBA), 4.10%, 1/1/20(b)	9,958,631
25,845	Pool #253174, 7.25%, 12/1/29	29,456
133,858	Pool #253212, 7.50%, 1/1/30	153,510
37,852	Pool #253214, 7.00%, 1/1/15	40,964
112,051	Pool #257611, 5.50%, 5/1/38	121,760
52,162	Pool #257612, 5.00%, 5/1/38	55,919
389,732	Pool #257613, 5.50%, 6/1/38	421,127
287,767	Pool #257631, 6.00%, 7/1/38	319,612
451,950	Pool #257632, 5.50%, 7/1/38	487,862
294,012	Pool #257649, 5.50%, 7/1/38	318,293
91,314	Pool #257656, 6.00%, 8/1/38	101,420
457,786	Pool #257663, 5.50%, 8/1/38	495,592
639,147	Pool #257857, 6.00%, 12/1/37	700,291
188,945	Pool #257868, 6.50%, 11/1/37	211,567
70,741	Pool #257869, 5.50%, 12/1/37	76,826
383,975	Pool #257890, 5.50%, 2/1/38	414,486

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,959,797	Pool #257892, 5.50%, 2/1/38	$2,115,524
596,354	Pool #257893, 6.00%, 2/1/38	653,405
137,261	Pool #257897, 5.50%, 2/1/38	150,098
229,515	Pool #257898, 6.00%, 2/1/38	253,695
99,912	Pool #257899, 5.00%, 2/1/38	106,734
107,196	Pool #257900, 5.00%, 1/1/38	114,850
123,417	Pool #257901, 5.50%, 2/1/38	134,226
55,167	Pool #257902, 6.00%, 2/1/38	61,755
292,522	Pool #257903, 5.50%, 2/1/38	315,675
204,155	Pool #257904, 6.00%, 2/1/38	225,664
88,506	Pool #257913, 5.50%, 1/1/38	96,396
114,341	Pool #257919, 6.00%, 2/1/38	126,387
216,579	Pool #257926, 5.50%, 3/1/38	234,465
162,277	Pool #257928, 6.00%, 3/1/38	178,308
302,804	Pool #257942, 5.50%, 4/1/38	327,811
105,159	Pool #257943, 6.00%, 4/1/38	116,797
99,334	Pool #257973, 5.00%, 5/1/38	106,116
589,219	Pool #257974, 5.50%, 4/1/38	633,737
84,911	Pool #257995, 6.00%, 7/1/38	94,308
73,197	Pool #258022, 5.50%, 5/1/34	79,676
98,924	Pool #258027, 5.00%, 5/1/34	104,998
116,139	Pool #258030, 5.00%, 5/1/34	122,907
74,931	Pool #258031, 5.00%, 5/1/34	79,953
48,246	Pool #258051, 5.00%, 5/1/34	51,480
376,431	Pool #258070, 5.00%, 6/1/34	399,544
164,590	Pool #258090, 5.00%, 6/1/34	175,004
170,790	Pool #258093, 5.50%, 6/1/34	184,735
49,990	Pool #258121, 5.50%, 6/1/34	54,415
253,697	Pool #258152, 5.50%, 8/1/34	275,046
457,358	Pool #258157, 5.00%, 8/1/34	483,153
191,814	Pool #258163, 5.50%, 8/1/34	207,475
137,255	Pool #258166, 5.50%, 9/1/34	147,747
222,078	Pool #258171, 5.50%, 10/1/34	239,308
432,708	Pool #258173, 5.50%, 10/1/34	465,739
298,725	Pool #258180, 5.00%, 10/1/34	315,574
84,729	Pool #258185, 5.50%, 10/1/34	91,859
86,525	Pool #258186, 5.50%, 11/1/34	93,211
144,953	Pool #258187, 5.50%, 11/1/34	157,150
756,233	Pool #258188, 5.50%, 11/1/34	813,951
231,906	Pool #258198, 5.50%, 10/1/34	249,899
93,714	Pool #258199, 5.50%, 9/1/34	101,366
232,395	Pool #258203, 5.50%, 10/1/34	250,425
153,330	Pool #258210, 5.50%, 11/1/34	165,251
109,591	Pool #258221, 5.50%, 11/1/34	118,539
47,839	Pool #258222, 5.00%, 11/1/34	51,045
134,447	Pool #258224, 5.50%, 12/1/34	144,753
142,361	Pool #258225, 5.50%, 11/1/34	153,181
282,081	Pool #258236, 5.00%, 12/1/34	297,991

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 173,668	Pool #258237, 5.50%, 1/1/35	$186,763
785,060	Pool #258238, 5.00%, 1/1/35	829,338
44,669	Pool #258245, 5.50%, 12/1/34	48,623
112,532	Pool #258249, 5.00%, 12/1/34	119,442
151,883	Pool #258251, 5.50%, 1/1/35	164,284
52,634	Pool #258252, 5.50%, 12/1/34	56,816
228,720	Pool #258254, 5.50%, 12/1/34	246,251
136,633	Pool #258258, 5.00%, 1/1/35	144,415
137,521	Pool #258301, 5.50%, 2/1/35	148,191
192,091	Pool #258302, 5.00%, 3/1/35	202,844
83,520	Pool #258303, 5.00%, 2/1/35	88,335
404,182	Pool #258305, 5.00%, 3/1/35	427,056
81,877	Pool #258312, 5.50%, 2/1/35	88,767
317,074	Pool #258324, 5.50%, 4/1/35	341,075
386,115	Pool #258333, 5.00%, 4/1/35	407,651
340,730	Pool #258336, 5.00%, 4/1/35	359,948
255,554	Pool #258339, 5.00%, 4/1/35	269,807
74,974	Pool #258340, 5.00%, 3/1/35	79,999
100,032	Pool #258342, 5.00%, 4/1/35	106,362
231,670	Pool #258346, 5.00%, 3/1/35	244,974
1,071,950	Pool #258347, 5.00%, 4/1/35	1,131,739
244,080	Pool #258388, 5.50%, 6/1/35	263,017
486,619	Pool #258392, 5.00%, 6/1/35	513,761
536,487	Pool #258393, 5.00%, 5/1/35	570,434
272,354	Pool #258394, 5.00%, 5/1/35	288,017
394,252	Pool #258395, 5.50%, 6/1/35	423,978
269,896	Pool #258402, 5.00%, 6/1/35	286,468
73,420	Pool #258403, 5.00%, 6/1/35	78,341
98,837	Pool #258404, 5.00%, 6/1/35	105,091
85,232	Pool #258406, 5.50%, 5/1/35	92,404
47,627	Pool #258408, 5.00%, 5/1/34	50,820
199,956	Pool #258409, 5.00%, 5/1/35	212,233
57,118	Pool #258410, 5.00%, 4/1/35	60,946
118,265	Pool #258411, 5.50%, 5/1/35	128,734
156,534	Pool #258422, 5.00%, 6/1/35	165,363
90,363	Pool #258439, 5.50%, 6/1/35	97,967
397,610	Pool #258448, 5.00%, 8/1/35	419,787
401,355	Pool #258450, 5.50%, 8/1/35	432,297
55,323	Pool #258451, 5.50%, 7/1/35	60,221
160,081	Pool #258454, 5.50%, 7/1/35	172,144
335,328	Pool #258456, 5.00%, 8/1/35	354,032
557,819	Pool #258460, 5.00%, 8/1/35	588,932
162,024	Pool #258470, 5.00%, 7/1/35	171,062
96,770	Pool #258479, 5.50%, 7/1/35	104,671
265,010	Pool #258552, 5.00%, 11/1/35	279,642
111,791	Pool #258556, 5.50%, 11/1/35	120,919
122,994	Pool #258562, 5.50%, 11/1/35	133,881
112,830	Pool #258569, 5.00%, 10/1/35	119,757

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$808,969	Pool #258571, 5.50%, 11/1/35	$870,522
159,809	Pool #258595, 5.50%, 12/1/35	171,659
115,309	Pool #258598, 5.00%, 12/1/35	122,605
100,229	Pool #258599, 5.50%, 1/1/36	109,164
261,464	Pool #258600, 6.00%, 1/1/36	287,703
110,705	Pool #258610, 5.50%, 8/1/35	119,744
651,234	Pool #258627, 5.50%, 2/1/36	703,592
90,831	Pool #258633, 5.50%, 12/1/35	97,850
386,996	Pool #258634, 5.50%, 2/1/36	418,956
534,078	Pool #258644, 5.50%, 2/1/36	576,517
96,200	Pool #258650, 5.50%, 1/1/36	104,776
668,429	Pool #258658, 5.50%, 3/1/36	720,080
195,353	Pool #258721, 5.50%, 4/1/36	211,486
146,761	Pool #258736, 5.00%, 3/1/36	155,772
136,164	Pool #258737, 5.50%, 12/1/35	147,622
88,687	Pool #258763, 6.00%, 5/1/36	98,059
227,869	Pool #258767, 6.00%, 6/1/36	249,811
220,768	Pool #258779, 6.00%, 5/1/36	242,026
53,251	Pool #259004, 8.00%, 2/1/30	61,586
36,875	Pool #259011, 8.00%, 3/1/30	42,646
63,010	Pool #259030, 8.00%, 4/1/30	72,872
839	Pool #259178, 6.50%, 3/1/31	944
213,892	Pool #259181, 6.50%, 3/1/31	240,503
111,430	Pool #259187, 6.50%, 4/1/31	125,294
90,231	Pool #259190, 6.50%, 4/1/31	101,457
164,562	Pool #259191, 6.50%, 4/1/31	185,036
142,308	Pool #259201, 6.50%, 4/1/31	160,014
35,218	Pool #259213, 6.50%, 5/1/31	39,600
39,139	Pool #259284, 6.50%, 8/1/31	44,008
44,394	Pool #259306, 6.50%, 9/1/31	49,917
86,311	Pool #259309, 6.50%, 10/1/31	97,049
217,428	Pool #259316, 6.50%, 11/1/31	244,480
173,537	Pool #259327, 6.00%, 11/1/31	191,169
118,987	Pool #259369, 6.00%, 1/1/32	131,077
79,028	Pool #259372, 6.00%, 1/1/32	87,057
76,954	Pool #259376, 6.00%, 1/1/32	84,773
39,595	Pool #259378, 6.00%, 12/1/31	43,618
87,614	Pool #259391, 6.00%, 1/1/32	96,515
96,624	Pool #259392, 6.50%, 1/1/32	108,645
111,284	Pool #259393, 6.00%, 1/1/32	122,591
143,352	Pool #259397, 6.00%, 2/1/32	157,917
52,681	Pool #259398, 6.50%, 2/1/32	59,236
83,952	Pool #259440, 6.50%, 4/1/32	94,397
97,409	Pool #259560, 6.00%, 9/1/32	107,306
130,759	Pool #259590, 5.50%, 11/1/32	140,782
43,883	Pool #259599, 6.00%, 10/1/32	48,342
100,937	Pool #259607, 5.50%, 11/1/32	108,674
65,182	Pool #259610, 5.50%, 11/1/32	70,178

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$279,797	Pool #259611, 5.50%, 11/1/32	$301,242
79,256	Pool #259612, 5.50%, 11/1/32	85,331
221,777	Pool #259614, 6.00%, 11/1/32	244,311
112,446	Pool #259623, 5.50%, 12/1/32	121,065
99,580	Pool #259634, 5.50%, 12/1/32	107,213
74,336	Pool #259655, 5.50%, 2/1/33	80,126
259,068	Pool #259659, 5.50%, 2/1/33	279,248
167,832	Pool #259667, 5.50%, 2/1/33	180,906
41,214	Pool #259671, 5.50%, 2/1/33	44,425
173,210	Pool #259686, 5.50%, 3/1/33	186,702
50,377	Pool #259722, 5.00%, 5/1/33	53,281
151,456	Pool #259723, 5.00%, 5/1/33	160,187
61,662	Pool #259724, 5.00%, 5/1/33	65,159
282,192	Pool #259725, 5.00%, 5/1/33	298,460
77,550	Pool #259726, 5.00%, 5/1/33	82,021
102,632	Pool #259728, 5.00%, 6/1/33	108,549
132,756	Pool #259729, 5.00%, 6/1/33	140,410
169,472	Pool #259731, 5.00%, 6/1/33	179,243
139,919	Pool #259733, 5.50%, 6/1/33	150,818
80,582	Pool #259734, 5.50%, 5/1/33	86,860
254,212	Pool #259748, 5.00%, 6/1/33	268,867
206,845	Pool #259753, 5.00%, 7/1/33	218,770
79,903	Pool #259757, 5.00%, 6/1/33	84,510
553,919	Pool #259761, 5.00%, 6/1/33	585,853
286,816	Pool #259764, 5.00%, 7/1/33	303,352
126,916	Pool #259765, 5.00%, 7/1/33	134,233
90,995	Pool #259776, 5.00%, 6/1/33	96,241
152,181	Pool #259777, 5.00%, 7/1/33	160,954
169,899	Pool #259779, 5.00%, 7/1/33	179,694
102,718	Pool #259781, 5.00%, 7/1/33	108,640
62,803	Pool #259789, 5.00%, 7/1/33	66,424
115,488	Pool #259807, 5.00%, 8/1/33	122,146
150,243	Pool #259809, 5.00%, 8/1/33	158,904
665,363	Pool #259816, 5.00%, 8/1/33	703,722
34,868	Pool #259819, 5.00%, 8/1/33	36,879
90,645	Pool #259820, 5.00%, 8/1/33	95,871
251,325	Pool #259821, 5.00%, 7/1/33	265,814
456,410	Pool #259830, 5.00%, 8/1/33	482,722
506,269	Pool #259848, 5.00%, 9/1/33	535,456
135,037	Pool #259862, 5.50%, 9/1/33	145,556
89,249	Pool #259867, 5.50%, 10/1/33	96,202
281,593	Pool #259869, 5.50%, 10/1/33	303,529
100,261	Pool #259872, 5.50%, 11/1/33	108,071
105,127	Pool #259873, 5.50%, 10/1/33	113,316
145,118	Pool #259875, 5.50%, 10/1/33	156,422
86,711	Pool #259876, 5.50%, 10/1/33	93,466
217,961	Pool #259879, 5.50%, 10/1/33	234,939
129,343	Pool #259884, 5.50%, 11/1/33	139,419

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 40,640	Pool #259904, 5.50%, 11/1/33	$43,806
314,132	Pool #259906, 5.50%, 11/1/33	338,602
122,182	Pool #259908, 5.50%, 11/1/33	131,700
143,023	Pool #259926, 5.50%, 12/1/33	154,700
62,868	Pool #259928, 5.50%, 12/1/33	68,433
234,444	Pool #259930, 5.00%, 11/1/33	247,960
95,903	Pool #259936, 5.50%, 11/1/33	103,374
225,097	Pool #259938, 5.50%, 12/1/33	242,632
19,535	Pool #259939, 5.50%, 11/1/33	21,056
125,319	Pool #259944, 5.50%, 1/1/34	134,925
107,004	Pool #259946, 5.50%, 12/1/33	115,740
189,909	Pool #259961, 5.50%, 3/1/34	204,525
219,452	Pool #259976, 5.00%, 3/1/34	232,241
142,833	Pool #259977, 5.00%, 3/1/34	150,946
47,716	Pool #259998, 5.00%, 3/1/34	50,914
731,476	Pool #380307, 6.53%, 6/1/16	775,543
618,855	Pool #381985, 7.97%, 9/1/17	688,056
557,637	Pool #382373, 7.58%, 5/1/18	618,624
603,650	Pool #383765, 6.70%, 6/1/19	649,944
1,091,785	Pool #383783, 6.38%, 5/1/11	1,091,196
2,366,065	Pool #386602, 4.66%, 10/1/13	2,519,462
4,605,176	Pool #386608, 5.37%, 11/1/21	4,801,105
2,676,067	Pool #386641, 5.80%, 12/1/33	2,900,253
705,824	Pool #386674, 5.51%, 11/1/21	737,500
3,604,702	Pool #387374, 5.60%, 5/1/23	3,750,907
889,180	Pool #387446, 5.22%, 6/1/20	942,525
919,696	Pool #387472, 4.89%, 6/1/15	995,866
9,289,403	Pool #387590, 4.90%, 9/1/15	10,059,745
640,288	Pool #462834, 4.70%, 2/1/17(b)	685,381
10,339,656	Pool #463212, 4.68%, 8/1/19(b)	10,857,082
7,682,552	Pool #465537, 4.20%, 7/1/20	7,791,851
757,459	Pool #465946, 3.61%, 9/1/20	739,610
7,590,969	Pool #466303, 3.54%, 11/1/20	7,360,414
259,561	Pool #557295, 7.00%, 12/1/29	295,141
35,142	Pool #575886, 7.50%, 1/1/31	40,328
97,334	Pool #576445, 6.00%, 1/1/31	107,223
39,361	Pool #576520, 5.50%, 3/1/16	42,344
54,606	Pool #577906, 6.50%, 4/1/31	61,400
202,483	Pool #579402, 6.50%, 4/1/31	227,675
287,002	Pool #583728, 6.50%, 6/1/31	322,709
228,956	Pool #585148, 6.50%, 7/1/31	257,442
72,072	Pool #590931, 6.50%, 7/1/31	81,039
81,572	Pool #590932, 6.50%, 7/1/31	91,721
60,460	Pool #591063, 6.50%, 7/1/31	67,982
296,448	Pool #601865, 6.50%, 4/1/31	333,331
159,300	Pool #601868, 6.00%, 7/1/29	175,485
269,026	Pool #607611, 6.50%, 11/1/31	302,497
131,082	Pool #613125, 6.50%, 10/1/31	147,390

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 91,760	Pool #624103, 6.00%, 2/1/32	$ 101,083
498,049	Pool #634271, 6.50%, 5/1/32	560,014
220,684	Pool #640146, 5.00%, 12/1/17	236,028
155,442	Pool #644232, 6.50%, 6/1/32	174,781
121,464	Pool #644432, 6.50%, 7/1/32	136,576
52,934	Pool #644437, 6.50%, 6/1/32	59,520
105,192	Pool #647461, 6.00%, 6/1/32	115,880
120,325	Pool #657250, 6.00%, 10/1/32	132,551
4,895,638	Pool #663159, 5.00%, 7/1/32	5,173,288
105,571	Pool #666206, 5.50%, 9/1/32	113,663
197,960	Pool #670278, 5.50%, 11/1/32	213,133
249,803	Pool #676702, 5.50%, 11/1/32	268,949
64,651	Pool #677591, 5.50%, 12/1/32	69,606
302,962	Pool #681819, 5.50%, 1/1/33	326,562
905,757	Pool #681883, 6.00%, 3/1/33	997,784
347,801	Pool #683087, 5.00%, 1/1/18	371,984
330,747	Pool #684570, 5.00%, 12/1/32	349,505
240,716	Pool #684644, 4.50%, 6/1/18	255,008
442,171	Pool #686542, 5.50%, 3/1/33	476,063
132,136	Pool #686544, 5.50%, 2/1/33	142,264
386,815	Pool #686565, 5.50%, 4/1/33	416,947
379,041	Pool #689034, 5.00%, 5/1/33	400,893
244,458	Pool #689667, 5.50%, 4/1/33	263,195
321,743	Pool #695960, 5.00%, 1/1/33	339,990
748,684	Pool #695961, 5.50%, 1/1/33	806,069
160,218	Pool #695962, 6.00%, 11/1/32	176,497
719,245	Pool #696407, 5.50%, 4/1/33	775,273
1,846,434	Pool #702478, 5.50%, 6/1/33	1,990,268
745,204	Pool #702479, 5.00%, 6/1/33	788,166
465,646	Pool #703210, 5.50%, 9/1/32	501,337
220,371	Pool #705576, 5.50%, 5/1/33	237,537
1,182,995	Pool #720025, 5.00%, 8/1/33	1,251,196
1,284,225	Pool #723066, 5.00%, 4/1/33	1,358,262
560,472	Pool #723067, 5.50%, 5/1/33	604,131
488,063	Pool #723068, 4.50%, 5/1/33	504,946
525,681	Pool #723070, 4.50%, 5/1/33	543,536
830,250	Pool #723328, 5.00%, 9/1/33	878,115
761,638	Pool #727311, 4.50%, 9/1/33	787,509
2,687,690	Pool #727312, 5.00%, 9/1/33	2,842,639
512,299	Pool #727315, 6.00%, 10/1/33	564,350
1,250,174	Pool #738589, 5.00%, 9/1/33	1,322,248
433,431	Pool #738683, 5.00%, 9/1/33	458,418
681,385	Pool #739269, 5.00%, 9/1/33	720,667
290,637	Pool #743595, 5.50%, 10/1/33	313,277
302,855	Pool #748041, 4.50%, 10/1/33	313,142
958,173	Pool #749891, 5.00%, 9/1/33	1,013,413
679,916	Pool #749897, 4.50%, 9/1/33	703,010
393,030	Pool #750984, 5.00%, 12/1/18	420,849

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 381,916	Pool #751008, 5.00%, 12/1/18	$408,949
636,625	Pool #753533, 5.00%, 11/1/33	673,327
200,326	Pool #755679, 6.00%, 1/1/34	221,494
224,318	Pool #755745, 5.00%, 1/1/34	237,223
330,579	Pool #755746, 5.50%, 12/1/33	355,923
377,896	Pool #763551, 5.50%, 3/1/34	406,743
1,196,928	Pool #763820, 5.50%, 1/1/34	1,288,297
531,047	Pool #763824, 5.00%, 3/1/34	561,995
483,238	Pool #765216, 5.00%, 1/1/19	517,384
308,572	Pool #765217, 4.50%, 1/1/19	326,508
448,680	Pool #765306, 5.00%, 2/1/19	479,877
126,985	Pool #770099, 5.50%, 2/1/34	136,837
202,486	Pool #773084, 4.50%, 3/1/19	214,255
173,080	Pool #773091, 4.00%, 3/1/19	180,463
233,308	Pool #773096, 4.50%, 3/1/19	246,869
635,251	Pool #773175, 5.00%, 5/1/34	671,080
564,597	Pool #773476, 5.50%, 7/1/19	609,500
429,603	Pool #773547, 5.00%, 5/1/34	453,833
671,936	Pool #773553, 5.00%, 4/1/34	709,834
1,093,014	Pool #773568, 5.50%, 5/1/34	1,176,450
470,880	Pool #773575, 6.00%, 7/1/34	516,516
487,124	Pool #776849, 5.00%, 11/1/34	514,598
578,900	Pool #776850, 5.50%, 11/1/34	623,090
299,312	Pool #776851, 6.00%, 10/1/34	328,016
849,844	Pool #777444, 5.50%, 5/1/34	914,718
2,810,508	Pool #777621, 5.00%, 2/1/34	2,972,538
463,038	Pool #781437, 6.00%, 8/1/34	507,913
531,865	Pool #781741, 6.00%, 9/1/34	583,411
507,492	Pool #781907, 5.00%, 2/1/21	541,248
788,599	Pool #781954, 5.00%, 6/1/34	833,077
786,687	Pool #781959, 5.50%, 6/1/34	846,740
510,408	Pool #781960, 5.50%, 6/1/34	549,371
618,036	Pool #783893, 5.50%, 12/1/34	666,086
645,597	Pool #783929, 5.50%, 10/1/34	694,879
200,289	Pool #788329, 6.50%, 8/1/34	227,398
179,010	Pool #790282, 6.00%, 7/1/34	197,198
388,765	Pool #797623, 5.00%, 7/1/35	410,449
170,710	Pool #797626, 5.50%, 7/1/35	183,581
147,771	Pool #797627, 5.00%, 7/1/35	156,028
138,974	Pool #797674, 5.50%, 9/1/35	149,756
708,956	Pool #798725, 5.50%, 11/1/34	763,074
456,272	Pool #799547, 5.50%, 9/1/34	493,526
128,537	Pool #799548, 6.00%, 9/1/34	141,597
3,304,541	Pool #806754, 4.50%, 9/1/34	3,411,622
852,260	Pool #806757, 6.00%, 9/1/34	934,857
4,175,075	Pool #806761, 5.50%, 9/1/34	4,493,782
491,778	Pool #808185, 5.50%, 3/1/35	528,857
888,668	Pool #808205, 5.00%, 1/1/35	938,234

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 85,322	Pool #813941, 4.50%, 11/1/20	$ 90,202
102,137	Pool #813942, 5.00%, 11/1/20	109,175
1,377,477	Pool #815009, 5.00%, 4/1/35	1,454,307
1,166,650	Pool #817641, 5.00%, 11/1/35	1,234,638
1,073,191	Pool #820334, 5.00%, 9/1/35	1,133,050
866,627	Pool #820335, 5.00%, 9/1/35	914,964
705,017	Pool #820336, 5.00%, 9/1/35	746,103
600,154	Pool #822008, 5.00%, 5/1/35	633,628
1,740,259	Pool #829005, 5.00%, 8/1/35	1,837,324
219,645	Pool #829006, 5.50%, 9/1/35	236,206
322,478	Pool #829007, 4.50%, 8/1/35	332,827
183,826	Pool #829117, 5.50%, 9/1/35	199,294
87,839	Pool #829118, 5.50%, 9/1/35	95,230
820,992	Pool #829274, 5.00%, 8/1/35	866,784
1,296,247	Pool #829275, 5.00%, 8/1/35	1,368,546
1,004,459	Pool #829276, 5.00%, 8/1/35	1,060,484
768,449	Pool #829277, 5.00%, 8/1/35	811,310
210,380	Pool #829356, 5.00%, 9/1/35	223,297
1,554,027	Pool #829649, 5.50%, 3/1/35	1,672,654
909,973	Pool #835287, 5.00%, 8/1/35	960,728
92,621	Pool #843586, 5.50%, 11/1/35	99,778
269,236	Pool #843587, 6.00%, 12/1/35	294,804
3,142,394	Pool #844361, 5.50%, 11/1/35	3,379,325
967,269	Pool #845245, 5.50%, 11/1/35	1,040,199
1,529,502	Pool #866969, 6.00%, 2/1/36	1,667,219
355,930	Pool #867569, 6.00%, 2/1/36	387,978
357,318	Pool #867574, 5.50%, 2/1/36	384,151
537,608	Pool #868788, 6.00%, 3/1/36	586,015
415,703	Pool #868849, 6.00%, 4/1/36	454,692
581,454	Pool #870599, 6.00%, 6/1/36	637,442
474,083	Pool #870684, 6.00%, 7/1/36	516,770
751,478	Pool #871072, 5.50%, 2/1/37	808,373
759,414	Pool #873819, 6.39%, 8/1/24	796,413
824,455	Pool #874253, 5.29%, 8/1/17	824,267
3,232,028	Pool #874900, 5.45%, 10/1/17	3,520,552
447,691	Pool #881425, 6.00%, 7/1/36	488,001
850,121	Pool #882044, 6.00%, 5/1/36	927,729
534,058	Pool #883589, 6.00%, 4/1/36	582,145
727,414	Pool #884693, 5.50%, 4/1/36	779,987
2,676,386	Pool #885724, 5.50%, 6/1/36	2,869,817
527,849	Pool #899800, 6.00%, 8/1/37	574,387
165,463	Pool #901412, 6.00%, 8/1/36	180,465
574,178	Pool #905438, 6.00%, 11/1/36	625,877
680,378	Pool #907646, 6.00%, 1/1/37	741,639
571,202	Pool #908671, 6.00%, 1/1/37	622,633
1,271,994	Pool #908672, 5.50%, 1/1/37	1,363,925
975,289	Pool #911730, 5.50%, 12/1/21	1,058,951
598,121	Pool #919368, 5.50%, 4/1/37	645,649

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,009,470	Pool #922582, 6.00%, 12/1/36	$1,101,292
2,416,780	Pool #934941, 5.00%, 8/1/39	2,554,600
1,129,883	Pool #934942, 5.00%, 9/1/39	1,188,666
1,097,233	Pool #941204, 5.50%, 6/1/37	1,183,686
751,542	Pool #941205, 5.00%, 5/1/37	794,869
773,780	Pool #941206, 5.50%, 5/1/37	832,364
429,147	Pool #941487, 6.00%, 8/1/37	471,542
688,057	Pool #943394, 5.50%, 6/1/37	744,881
1,340,918	Pool #944502, 6.00%, 6/1/37	1,461,654
289,688	Pool #945853, 6.00%, 7/1/37	318,307
728,856	Pool #948600, 6.00%, 8/1/37	796,760
920,476	Pool #948672, 5.50%, 8/1/37	985,564
1,357,330	Pool #952598, 6.00%, 7/1/37	1,482,090
604,486	Pool #952623, 6.00%, 8/1/37	657,781
1,908,910	Pool #952632, 6.00%, 7/1/37	2,086,754
439,084	Pool #952649, 6.00%, 7/1/37	480,815
1,304,706	Pool #952659, 6.00%, 8/1/37	1,422,182
494,236	Pool #952665, 6.00%, 8/1/37	539,046
702,784	Pool #952678, 6.50%, 8/1/37	787,586
293,056	Pool #952693, 6.50%, 8/1/37	325,945
636,026	Pool #956050, 6.00%, 12/1/37	692,102
2,616,671	Pool #957324, 5.43%, 5/1/18(b)	2,837,664
392,359	Pool #958502, 5.07%, 5/1/19(b)	421,250
697,727	Pool #959093, 5.50%, 11/1/37	754,041
676,585	Pool #960919, 5.00%, 2/1/38	715,236
414,793	Pool #965239, 5.84%, 9/1/38	450,868
796,284	Pool #975137, 5.00%, 5/1/38	837,792
803,023	Pool #975769, 5.50%, 3/1/38	859,679
730,434	Pool #982656, 5.50%, 6/1/38	785,621
661,286	Pool #982898, 5.00%, 5/1/38	695,757
568,716	Pool #983033, 5.00%, 5/1/38	601,205
1,030,836	Pool #984842, 5.50%, 6/1/38	1,103,566
424,906	Pool #986230, 5.00%, 7/1/38	450,066
635,056	Pool #986233, 5.00%, 6/1/38	671,335
549,178	Pool #986239, 6.00%, 7/1/38	603,431
1,045,205	Pool #986957, 5.50%, 7/1/38	1,118,949
875,759	Pool #986958, 5.50%, 7/1/38	940,367
371,673	Pool #986985, 5.00%, 7/1/23	396,354
1,017,295	Pool #990510, 5.50%, 8/1/38	1,089,070
768,516	Pool #990511, 6.00%, 8/1/38	836,033
610,337	Pool #990617, 5.50%, 9/1/38	653,400
317,356	Pool #AA0525, 5.50%, 12/1/38	342,921
1,770,444	Pool #AA0526, 5.00%, 12/1/38	1,876,009
3,888,066	Pool #AA0527, 5.50%, 12/1/38	4,191,547
995,460	Pool #AA0643, 4.00%, 3/1/39	991,431
1,182,897	Pool #AA0644, 4.50%, 3/1/39	1,215,313
1,198,002	Pool #AA0645, 4.50%, 3/1/39	1,234,576
1,352,093	Pool #AA0814, 5.50%, 12/1/38	1,457,630

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,025,142	Pool #AA2243, 4.50%, 5/1/39	$1,060,283
1,935,098	Pool #AA3142, 4.50%, 3/1/39	2,002,943
1,068,209	Pool #AA3143, 4.00%, 3/1/39	1,063,719
1,305,384	Pool #AA3206, 4.00%, 4/1/39	1,306,424
1,169,084	Pool #AA3207, 4.50%, 3/1/39	1,207,150
1,007,251	Pool #AA4468, 4.00%, 4/1/39	1,008,054
1,048,072	Pool #AA7042, 4.50%, 6/1/39	1,082,197
980,064	Pool #AA7658, 4.00%, 6/1/39	981,457
1,576,347	Pool #AA7659, 4.50%, 6/1/39	1,632,354
964,622	Pool #AA7741, 4.50%, 6/1/24	1,017,676
934,820	Pool #AA8455, 4.50%, 6/1/39	968,034
2,242,065	Pool #AC1463, 5.00%, 8/1/39	2,358,712
1,079,724	Pool #AC1464, 5.00%, 8/1/39	1,141,296
2,217,339	Pool #AC2109, 4.50%, 7/1/39	2,278,104
846,864	Pool #AC4394, 5.00%, 9/1/39	890,923
1,252,742	Pool #AC4395, 5.00%, 9/1/39	1,317,918
1,029,385	Pool #AC5328, 5.00%, 10/1/39	1,082,940
1,515,509	Pool #AC5329, 5.00%, 10/1/39	1,601,932
1,591,783	Pool #AC6304, 5.00%, 11/1/39	1,682,557
958,592	Pool #AC6305, 5.00%, 11/1/39	1,012,239
2,084,549	Pool #AC6307, 5.00%, 12/1/39	2,203,423
1,170,185	Pool #AC6790, 5.00%, 12/1/39	1,231,065
4,818,142	Pool #AC7199, 5.00%, 12/1/39	5,092,903
2,997,455	Pool #AD1470, 5.00%, 2/1/40	3,168,388
2,911,119	Pool #AD1471, 4.50%, 2/1/40	3,005,450
2,706,887	Pool #AD1560, 5.00%, 3/1/40	2,861,250
4,022,699	Pool #AD1585, 4.50%, 2/1/40	4,153,050
1,491,970	Pool #AD1586, 5.00%, 1/1/40	1,577,051
1,035,057	Pool #AD1638, 4.50%, 2/1/40	1,063,422
1,547,052	Pool #AD1640, 4.50%, 3/1/40	1,597,183
3,417,101	Pool #AD1942, 4.50%, 1/1/40	3,532,101
1,278,285	Pool #AD1943, 5.00%, 1/1/40	1,354,377
4,886,553	Pool #AD1988, 4.50%, 2/1/40	5,044,897
1,200,368	Pool #AD2896, 5.00%, 3/1/40	1,262,818
3,450,762	Pool #AD4456, 4.50%, 4/1/40	3,562,580
1,128,633	Pool #AD4457, 4.50%, 4/1/40	1,165,205
2,817,015	Pool #AD4458, 4.50%, 4/1/40	2,894,212
1,186,701	Pool #AD4940, 4.50%, 6/1/40	1,219,221
1,137,473	Pool #AD4946, 4.50%, 6/1/40	1,168,645
1,313,878	Pool #AD5728, 5.00%, 4/1/40	1,390,446
1,701,767	Pool #AD7239, 4.50%, 7/1/40	1,762,229
1,556,178	Pool #AD7242, 4.50%, 7/1/40	1,606,604
1,347,528	Pool #AD7256, 4.50%, 7/1/40	1,384,456
3,738,715	Pool #AD7271, 4.50%, 7/1/40	3,859,865
1,613,567	Pool #AD7272, 4.50%, 7/1/40	1,662,828
1,548,542	Pool #AD8960, 5.00%, 6/1/40	1,629,106
2,643,410	Pool #AD9613, 4.50%, 8/1/40	2,729,067
2,736,216	Pool #AD9614, 4.50%, 8/1/40	2,811,199

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,405,794	Pool #AE2011, 4.00%, 9/1/40	$1,406,914
3,696,903	Pool #AE2012, 4.00%, 9/1/40	3,681,362
1,837,265	Pool #AE2023, 4.00%, 9/1/40	1,829,542
2,215,603	Pool #AE5432, 4.00%, 10/1/40	2,206,289
1,409,528	Pool #AE5435, 4.50%, 9/1/40	1,448,155
1,078,918	Pool #AE5806, 4.50%, 9/1/40	1,108,484
1,808,061	Pool #AE5861, 4.00%, 10/1/40	1,800,460
2,389,184	Pool #AE5862, 4.00%, 10/1/40	2,391,087
2,773,595	Pool #AE5863, 4.00%, 9/24/40	2,775,804
1,284,351	Pool #AE6850, 4.00%, 10/1/40	1,278,952
1,767,916	Pool #AE6851, 4.00%, 10/1/40	1,760,484
1,385,981	Pool #AE7699, 4.00%, 11/1/40	1,380,154
1,218,133	Pool #AE7703, 4.00%, 10/1/40	1,213,013
2,171,778	Pool #AE7707, 4.00%, 11/1/40	2,162,648
1,145,994	Pool #AH0300, 4.00%, 11/1/40	1,141,177
1,395,214	Pool #AH0301, 3.50%, 11/1/40	1,333,822
1,040,603	Pool #AH0302, 4.00%, 11/1/40	1,036,229
1,393,646	Pool #AH0306, 4.00%, 12/1/40	1,387,788
2,203,122	Pool #AH0508, 4.00%, 11/1/40	2,193,861
1,975,981	Pool #AH0537, 4.00%, 12/1/40	1,967,675
1,299,075	Pool #AH0914, 4.50%, 11/1/40	1,334,675
1,662,969	Pool #AH0917, 4.00%, 12/1/40	1,655,978
1,439,626	Pool #AH1077, 4.00%, 1/1/41	1,433,574
484,131	Pool #MC0007, 5.50%, 12/1/38	520,709
128,371	Pool #MC0013, 5.50%, 12/1/38	140,377
130,506	Pool #MC0014, 5.50%, 12/1/38	142,140
69,517	Pool #MC0015, 6.00%, 11/1/38	77,471
84,209	Pool #MC0016, 5.50%, 11/1/38	92,137
568,532	Pool #MC0038, 4.50%, 3/1/39	586,955
148,097	Pool #MC0046, 4.00%, 4/1/39	148,307
299,266	Pool #MC0047, 4.50%, 4/1/39	309,010
58,741	Pool #MC0059, 4.00%, 4/1/39	58,898
409,744	Pool #MC0081, 4.00%, 5/1/39	410,455
524,240	Pool #MC0082, 4.50%, 5/1/39	541,228
517,862	Pool #MC0111, 4.00%, 6/1/39	518,760
331,628	Pool #MC0112, 4.50%, 6/1/39	343,928
393,731	Pool #MC0127, 4.50%, 7/1/39	406,490
79,542	Pool #MC0135, 4.50%, 6/1/39	82,120
1,412,725	Pool #MC0137, 4.50%, 7/1/39	1,458,503
2,027,225	Pool #MC0154, 4.50%, 8/1/39	2,092,916
106,054	Pool #MC0155, 5.00%, 8/1/39	112,101
662,262	Pool #MC0160, 4.50%, 8/1/39	683,722
1,899,727	Pool #MC0171, 4.50%, 9/1/39	1,961,285
623,745	Pool #MC0177, 4.50%, 9/1/39	645,516
670,823	Pool #MC0270, 4.50%, 3/1/40	692,560
988,436	Pool #MC0325, 4.50%, 7/1/40	1,021,701

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 249,109	Pool #MC3344, 5.00%, 12/1/38	$ 263,340
10,461,591	Series 2004-T7, Class A, 5.12%, 7/25/41	11,508,028

		438,703,419

Freddie Mac — 18.37%
149,731	Pool #A10124, 5.00%, 6/1/33	158,066
267,918	Pool #A10548, 5.00%, 6/1/33	282,831
1,338,982	Pool #A12237, 5.00%, 8/1/33	1,413,517
449,308	Pool #A12969, 4.50%, 8/1/33	464,078
212,723	Pool #A12985, 5.00%, 8/1/33	224,564
545,814	Pool #A12986, 5.00%, 8/1/33	576,197
685,428	Pool #A14028, 4.50%, 9/1/33	707,960
1,159,643	Pool #A14325, 5.00%, 9/1/33	1,224,195
175,980	Pool #A15268, 6.00%, 10/1/33	193,401
1,071,103	Pool #A15579, 5.50%, 11/1/33	1,150,809
574,471	Pool #A17393, 5.50%, 12/1/33	617,221
567,919	Pool #A17397, 5.50%, 1/1/34	609,293
489,845	Pool #A18617, 5.50%, 1/1/34	526,106
537,789	Pool #A19019, 5.50%, 2/1/34	576,969
250,584	Pool #A19362, 5.50%, 2/1/34	268,996
480,457	Pool #A20069, 5.00%, 3/1/34	507,202
1,076,270	Pool #A20070, 5.50%, 3/1/34	1,154,680
1,297,729	Pool #A20540, 5.50%, 4/1/34	1,392,272
235,894	Pool #A20541, 5.50%, 4/1/34	253,202
386,789	Pool #A21679, 5.50%, 4/1/34	414,967
693,238	Pool #A21681, 5.00%, 4/1/34	730,961
612,490	Pool #A23192, 5.00%, 5/1/34	645,819
1,972,545	Pool #A25310, 5.00%, 6/1/34	2,079,882
421,103	Pool #A25311, 5.00%, 6/1/34	444,500
578,165	Pool #A25600, 5.50%, 8/1/34	620,286
87,610	Pool #A26270, 6.00%, 8/1/34	96,529
52,155	Pool #A26386, 6.00%, 9/1/34	57,660
567,015	Pool #A26395, 6.00%, 9/1/34	623,145
468,046	Pool #A26396, 5.50%, 9/1/34	502,576
1,428,304	Pool #A28241, 5.50%, 10/1/34	1,532,360
521,576	Pool #A30055, 5.00%, 11/1/34	550,501
643,601	Pool #A30591, 6.00%, 12/1/34	705,301
633,598	Pool #A31135, 5.50%, 12/1/34	679,608
350,988	Pool #A32976, 5.50%, 8/1/35	376,257
958,182	Pool #A33167, 5.00%, 1/1/35	1,010,422
1,425,551	Pool #A34999, 5.50%, 4/1/35	1,528,070
604,316	Pool #A35628, 5.50%, 6/1/35	647,775
1,253,746	Pool #A37185, 5.00%, 9/1/35	1,321,186
1,544,526	Pool #A38830, 5.00%, 5/1/35	1,627,607
241,406	Pool #A39561, 5.50%, 11/1/35	258,641
1,606,148	Pool #A40538, 5.00%, 12/1/35	1,692,543
247,921	Pool #A41442, 5.50%, 12/1/35	266,279
952,670	Pool #A42095, 5.50%, 1/1/36	1,021,479

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,338,083	Pool #A42097, 5.00%, 1/1/36	$1,410,059
438,117	Pool #A42098, 5.50%, 1/1/36	469,625
294,206	Pool #A42099, 6.00%, 1/1/36	320,664
548,414	Pool #A42802, 5.00%, 2/1/36	577,914
1,332,250	Pool #A42803, 5.50%, 2/1/36	1,428,060
682,700	Pool #A42804, 6.00%, 2/1/36	744,094
734,949	Pool #A42805, 6.00%, 2/1/36	801,043
98,080	Pool #A44637, 5.50%, 4/1/36	105,930
484,476	Pool #A44638, 6.00%, 4/1/36	528,221
631,485	Pool #A44639, 5.50%, 3/1/36	678,083
904,065	Pool #A45396, 5.00%, 6/1/35	953,260
682,545	Pool #A46321, 5.50%, 7/1/35	731,791
1,219,577	Pool #A46735, 5.00%, 8/1/35	1,285,178
934,845	Pool #A46746, 5.50%, 8/1/35	1,002,075
440,926	Pool #A46747, 5.50%, 8/1/35	472,807
629,841	Pool #A46748, 5.50%, 8/1/35	675,284
259,188	Pool #A46996, 5.50%, 9/1/35	277,909
800,306	Pool #A46997, 5.50%, 9/1/35	858,610
1,086,201	Pool #A47552, 5.00%, 11/1/35	1,144,628
495,106	Pool #A47553, 5.00%, 11/1/35	521,841
692,111	Pool #A47554, 5.50%, 11/1/35	741,938
675,128	Pool #A48788, 5.50%, 5/1/36	724,946
950,081	Pool #A48789, 6.00%, 5/1/36	1,032,552
694,784	Pool #A49013, 6.00%, 5/1/36	757,772
424,248	Pool #A49526, 6.00%, 5/1/36	461,074
453,600	Pool #A49843, 6.00%, 6/1/36	499,779
774,390	Pool #A49844, 6.00%, 6/1/36	844,030
134,208	Pool #A49845, 6.50%, 6/1/36	151,367
913,356	Pool #A50128, 6.00%, 6/1/36	994,305
1,248,034	Pool #A59530, 5.50%, 4/1/37	1,331,547
458,200	Pool #A59964, 5.50%, 4/1/37	490,221
1,089,237	Pool #A61754, 5.50%, 5/1/37	1,162,124
343,422	Pool #A61779, 5.50%, 5/1/37	369,192
886,200	Pool #A61915, 5.50%, 6/1/37	945,500
2,766,173	Pool #A61916, 6.00%, 6/1/37	2,999,373
2,142,566	Pool #A63456, 5.50%, 6/1/37	2,302,006
900,539	Pool #A64012, 5.50%, 7/1/37	960,799
527,889	Pool #A64015, 6.00%, 7/1/37	572,392
662,943	Pool #A64016, 6.50%, 7/1/37	735,686
739,670	Pool #A64447, 6.00%, 8/1/37	805,726
746,541	Pool #A64450, 6.00%, 8/1/37	815,077
96,889	Pool #A65713, 6.00%, 9/1/37	107,238
545,760	Pool #A65837, 6.00%, 9/1/37	591,770
769,817	Pool #A66043, 5.50%, 7/1/37	826,622
2,020,696	Pool #A66061, 5.50%, 8/1/37	2,155,912
1,084,183	Pool #A66116, 6.00%, 9/1/37	1,175,584
808,129	Pool #A66122, 6.00%, 8/1/37	880,803
561,310	Pool #A66133, 6.00%, 6/1/37	608,631

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,741,005	Pool #A66156, 6.50%, 9/1/37	$1,932,042
1,196,026	Pool #A67630, 6.00%, 11/1/37	1,302,836
849,716	Pool #A68766, 6.00%, 10/1/37	927,724
380,380	Pool #A70292, 5.50%, 7/1/37	408,782
234,312	Pool #A73816, 6.00%, 3/1/38	257,141
983,188	Pool #A75113, 5.00%, 3/1/38	1,036,787
808,097	Pool #A76187, 5.00%, 4/1/38	848,110
691,072	Pool #A78354, 5.50%, 11/1/37	738,611
822,244	Pool #A79561, 5.50%, 7/1/38	877,008
1,308,805	Pool #A91887, 5.00%, 4/1/40	1,376,752
1,304,147	Pool #A92388, 4.50%, 5/1/40	1,346,610
1,040,574	Pool #A93962, 4.50%, 9/1/40	1,070,554
1,126,187	Pool #A95573, 4.00%, 12/1/40	1,119,165
89,398	Pool #B31082, 6.00%, 3/1/31	98,247
113,341	Pool #B31128, 6.00%, 9/1/31	124,561
89,746	Pool #B31139, 6.50%, 10/1/31	100,912
249,196	Pool #B31140, 6.50%, 10/1/31	280,199
59,627	Pool #B31146, 6.50%, 10/1/31	67,046
77,157	Pool #B31150, 6.50%, 11/1/31	86,756
195,115	Pool #B31188, 6.00%, 1/1/32	214,430
28,530	Pool #B31206, 6.00%, 3/1/32	31,354
112,847	Pool #B31292, 6.00%, 9/1/32	124,018
82,004	Pool #B31493, 5.00%, 2/1/34	86,509
504,575	Pool #B31516, 5.00%, 4/1/34	532,032
208,407	Pool #B31517, 5.00%, 4/1/34	219,747
247,594	Pool #B31532, 5.00%, 5/1/34	261,067
334,022	Pool #B31545, 5.00%, 5/1/34	352,198
235,122	Pool #B31546, 5.50%, 5/1/34	252,252
304,055	Pool #B31547, 5.50%, 5/1/34	326,207
234,148	Pool #B31550, 5.00%, 6/1/34	246,889
198,115	Pool #B31551, 5.50%, 6/1/34	212,734
325,194	Pool #B31587, 5.00%, 11/1/34	342,890
241,706	Pool #B31588, 5.50%, 11/1/34	259,315
314,786	Pool #B31642, 5.50%, 5/1/35	337,424
135,092	Pool #B50443, 5.00%, 11/1/18	144,063
195,529	Pool #B50450, 4.50%, 1/1/19	206,405
100,583	Pool #B50451, 5.00%, 1/1/19	107,325
55,311	Pool #B50458, 4.50%, 3/1/19	58,387
45,266	Pool #B50470, 4.50%, 4/1/19	47,784
189,134	Pool #B50496, 5.50%, 9/1/19	203,999
432,966	Pool #B50499, 5.00%, 11/1/19	461,988
57,055	Pool #B50500, 5.50%, 10/1/19	61,503
183,990	Pool #B50501, 4.50%, 11/1/19	194,224
217,023	Pool #B50504, 5.50%, 11/1/19	234,080
415,332	Pool #B50506, 5.00%, 11/1/19	443,172
93,880	Pool #C35457, 7.50%, 1/1/30	107,626
52,917	Pool #C37233, 7.50%, 2/1/30	60,665
88,895	Pool #C48137, 7.00%, 1/1/31	101,299

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 37,684	Pool #C48138, 7.00%, 2/1/31	$42,942
58,172	Pool #C50288, 6.50%, 4/1/31	65,410
384,080	Pool #C51686, 6.50%, 5/1/31	431,865
192,251	Pool #C53210, 6.50%, 6/1/31	216,170
64,994	Pool #C53914, 6.50%, 6/1/31	73,081
152,647	Pool #C60020, 6.50%, 11/1/31	171,638
133,211	Pool #C60804, 6.00%, 11/1/31	146,398
29,334	Pool #C62574, 6.50%, 12/1/31	32,984
78,817	Pool #C65200, 6.50%, 3/1/32	88,623
67,692	Pool #C65616, 6.50%, 3/1/32	76,114
61,666	Pool #C68324, 6.50%, 6/1/32	69,338
662,963	Pool #C73273, 6.00%, 11/1/32	728,591
297,814	Pool #C73525, 6.00%, 11/1/32	327,295
498,923	Pool #C74672, 5.50%, 11/1/32	535,738
698,536	Pool #C77844, 5.50%, 3/1/33	750,518
165,512	Pool #C77845, 5.50%, 3/1/33	177,829
513,437	Pool #C78252, 5.50%, 3/1/33	551,644
143,799	Pool #C78380, 5.50%, 3/1/33	154,500
219,500	Pool #C79178, 5.50%, 4/1/33	235,834
644,183	Pool #J00980, 5.00%, 1/1/21	686,256
471,180	Pool #J05466, 5.50%, 6/1/22	507,622
768,311	Pool #N31468, 6.00%, 11/1/37	828,281

		99,897,055

Ginnie Mae — 8.50%
693,789	Pool #409117, 5.50%, 6/20/38	747,322
752,682	Pool #487643, 5.00%, 2/15/39	800,742
1,350,666	Pool #514702, 8.25%, 12/15/32	1,447,645
477,833	Pool #588448, 6.25%, 9/15/32	492,446
1,547,507	Pool #616936, 5.50%, 1/15/36	1,683,631
592,068	Pool #617904, 5.75%, 9/15/23	608,557
570,095	Pool #624106, 5.13%, 3/15/34	586,082
455,852	Pool #664269, 5.85%, 6/15/38	486,792
1,410,335	Pool #675509, 5.50%, 6/15/38	1,541,445
861,500	Pool #685140, 5.90%, 4/15/38	919,789
1,118,424	Pool #697672, 5.50%, 12/15/38	1,222,397
986,011	Pool #697814, 5.00%, 2/15/39	1,053,899
948,739	Pool #697885, 4.50%, 3/15/39	986,287
1,325,151	Pool #698112, 4.50%, 5/15/39	1,388,694
2,570,363	Pool #698113, 4.50%, 5/15/39	2,686,547
949,661	Pool #699294, 5.63%, 9/20/38	1,035,890
4,805,328	Pool #713519, 6.00%, 7/15/39	5,386,690
992,961	Pool #714561, 4.50%, 6/15/39	1,037,845
1,367,286	Pool #716822, 4.50%, 4/15/39	1,428,235
1,205,430	Pool #716823, 4.50%, 4/15/39	1,259,917
1,269,956	Pool #717132, 4.50%, 5/15/39	1,333,710
1,469,798	Pool #717133, 4.50%, 5/15/39	1,527,968
1,381,096	Pool #720080, 4.50%, 6/15/39	1,452,156

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$1,141,956	Pool #720521, 5.00%, 8/15/39	$1,220,581
3,002,545	Pool #726550, 5.00%, 9/15/39	3,209,273
2,028,881	Pool #729018, 4.50%, 2/15/40	2,119,323
1,187,434	Pool #729019, 5.00%, 2/15/40	1,269,190
1,489,127	Pool #737574, 4.00%, 11/15/40	1,502,645
1,081,216	Pool #747241, 5.00%, 9/20/40	1,150,091
1,387,865	Pool #748654, 3.50%, 9/15/40	1,338,521
1,029,405	Pool #748846, 4.50%, 9/20/40	1,075,293
1,163,578	Pool #757016, 3.50%, 11/15/40	1,122,208
1,097,611	Pool #757017, 4.00%, 12/15/40	1,107,575

		46,229,386

Total U.S. Government Agency Backed Mortgages		584,829,860

(Cost $560,340,910)
U.S. Government Agency Obligations — 9.08%
Community Reinvestment Revenue Notes — 1.26%
7,110,692	3.98%, 8/1/35(b)(c)	6,857,695

Freddie Mac — 0.37%
2,000,000	0.42%, 5/2/11(d)	1,999,140

Small Business Administration — 5.51%
262,678	0.55%, 4/25/28(a)	260,721
648,157	0.55%, 3/25/29(a)	643,271
1,912,224	0.55%, 9/25/30(a)	1,897,588
275,387	0.60%, 3/25/28(a)	273,785
431,504	0.60%, 11/25/29(a)	429,004
267,294	0.63%, 6/25/18(a)	265,908
1,116,005	0.63%, 4/15/32(b)	1,117,241
475,653	0.65%, 3/25/14(a)	473,345
963,226	0.66%, 11/15/26(b)	967,338
203,148	0.66%, 4/15/26(b)	204,078
436,397	0.66%, 7/15/32(b)	437,091
608,566	0.75%, 11/29/32(b)	610,530
1,325,553	0.80%, 4/15/33(b)	1,329,884
249,944	0.80%, 2/21/33(b)	250,780
172,976	0.80%, 9/15/32(b)	173,583
319,093	0.85%, 9/14/29(b)	320,887
1,462,348	0.87%, 4/21/34(b)	1,469,030
46,525	0.88%, 6/4/14(b)	46,598
196,737	0.88%, 12/1/19(b)	198,332
776,697	0.88%, 2/15/32(b)	780,663
1,373,811	0.88%, 9/15/32(b)	1,380,084
1,151,278	0.90%, 3/14/18(b)	1,159,212
176,265	1.00%, 5/15/20(b)	177,733
313,091	1.08%, 4/30/35(b)	313,090
179,970	1.08%, 10/14/20(b)	179,958

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$ 1,063,726	1.12%, 11/4/34(b)	$1,077,217
111,057	1.13%, 7/30/17(a)	111,793
21,263,027	1.26%, 7/18/30*(b)	389,612
799,086	2.00%, 7/15/14(b)	806,750
274,802	2.75%, 7/15/20(b)	276,606
89,551	2.75%, 3/15/20(b)	90,137
212,365	2.75%, 3/15/20(b)	213,751
285,075	2.75%, 9/15/19(b)	286,882
599,452	3.13%, 10/25/15(a)	614,707
993,353	3.38%, 10/25/15(a)	1,022,699
339,221	3.38%, 5/25/16(a)	347,186
508,125	3.58%, 12/25/15(a)	524,135
636,431	4.33%, 11/17/19(b)	641,631
92,247	5.70%, 8/15/17(b)	93,778
381,198	5.85%, 12/15/27(b)	396,636
234,946	5.85%, 9/27/13(b)	238,274
110,708	5.86%, 11/15/22(b)	113,729
188,537	6.00%, 4/15/22(b)	193,530
535,036	6.03%, 10/31/32(b)	552,530
414,169	6.10%, 9/21/27(b)	433,548
1,332,740	6.13%, 4/15/31(b)	1,376,901
250,626	6.15%, 1/10/32(b)	258,942
168,921	6.25%, 9/15/27(b)	175,959
890,618	6.28%, 8/15/17(b)	907,797
152,278	6.30%, 4/15/18(b)	154,608
588,475	6.35%, 8/13/26(b)	610,049
1,001,545	6.45%, 2/19/32(b)	1,037,740
257,654	6.50%, 3/30/32(b)	267,053
50,892	6.51%, 7/6/27(b)	52,845
87,705	6.53%, 1/2/27(b)	90,999
57,559	6.69%, 5/28/24(b)	59,505
60,042	7.08%, 9/1/13(b)	61,134
139,246	7.08%, 1/19/14(b)	141,876
218,272	7.33%, 7/1/16(b)	223,416
160,696	7.33%, 2/23/16(b)	164,364
102,088	7.33%, 7/1/16(b)	104,494
69,331	7.38%, 4/1/15(b)	70,837
51,360	7.38%, 1/1/15(b)	52,498
68,994	7.58%, 8/1/16(b)	70,710
216,630	7.83%, 10/3/16(b)	222,340
8,156	8.08%, 2/15/14(b)	8,362
46,633	8.08%, 10/1/16(b)	47,963
2,567	9.58%, 2/15/12(b)	2,632
7,596	9.83%, 1/10/32(b)	7,790

		29,955,679

United States Department of Agriculture — 1.94%
391,972	1.13%, 5/31/14(b)	397,945

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
$189,930	5.09%, 3/1/20(b)	$193,277
335,360	5.25%, 10/26/22(b)	343,442
350,440	5.55%, 10/20/32(b)	359,718
323,915	5.55%, 10/20/32(b)	332,486
171,076	5.59%, 1/20/38(b)	172,860
66,266	5.64%, 1/20/38(b)	67,026
261,884	5.64%, 1/20/33(b)	269,159
625,382	5.64%, 1/20/38(b)	632,613
105,503	5.66%, 1/20/38(b)	106,782
280,213	5.70%, 1/20/38(b)	283,847
221,475	5.73%, 4/20/37(b)	224,572
469,075	5.73%, 2/1/30(b)	482,323
762,539	5.75%, 1/20/33(b)	784,981
94,556	5.83%, 11/1/20(b)	96,739
86,308	5.92%, 10/20/37(b)	87,985
123,287	5.98%, 12/20/37(b)	125,783
203,710	5.99%, 11/1/32(b)	210,227
52,390	6.01%, 7/20/36(b)	53,613
221,233	6.01%, 1/20/38(b)	225,719
127,874	6.01%, 11/8/32(b)	131,962
179,580	6.05%, 1/5/26(b)	186,079
402,689	6.05%, 1/1/37(b)	413,157
512,554	6.07%, 4/20/37(b)	525,717
144,370	6.08%, 7/1/32(b)	149,068
97,941	6.09%, 5/17/22(b)	100,606
66,292	6.10%, 1/1/13(b)	67,304
199,655	6.10%, 8/25/37(b)	204,348
297,520	6.12%, 1/26/37(b)	305,651
215,287	6.12%, 4/20/37(b)	221,190
95,647	6.13%, 7/20/22(b)	98,315
97,619	6.18%, 1/20/38(b)	99,912
222,803	6.20%, 1/20/37(b)	229,604
393,140	6.23%, 3/14/32(b)	406,511
601,742	6.25%, 1/1/37(b)	619,069
77,680	6.28%, 3/1/14(b)	78,881
233,992	6.38%, 2/16/37(b)	241,644
806,110	6.63%, 12/15/23(b)	832,253
197,606	6.64%, 4/20/37(b)	205,002

		10,567,370

Total U.S. Government Agency Obligations		49,379,884

(Cost $49,893,619)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Principal Amount		Value
Promissory Notes — 1.81%
$9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	$9,823,237

Total Promissory Notes		9,823,237
(Cost $9,375,000)

Shares

Investment Company — 1.74%
9,454,117	JPMorgan Prime Money Market Fund	9,454,117

Total Investment Company		9,454,117
(Cost $9,454,117)

Total Investments		$671,457,922
(Cost $648,475,982)(e) — 123.49%

Liabilities in excess of other assets — (23.49)%		(127,703,714)

NET ASSETS — 100.00%		$543,754,208

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $18,640,600 or 3.43% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2010 Carrying Value Per Unit
$2,000,000	Pacific Beacon LLC	12/18/2006	$2,000,000	$0.56
$7,110,692	Community Reinvestment Revenue Note	3/24/2008	$7,020,386	$0.96
$1,395,000	Fort Knox Military Housing Privatization Project	1/29/2007	$1,328,900	$0.60
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.05

(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2010 (Unaudited)

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

LOC – Letter of Credit

MBIA – Insured by MBIA

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID–Original Issue Discount

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2010 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following nine investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US))” or the “Advisor”), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Co-Administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Valuations of certain mortgage backed securities that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the independent pricing agent to reflect the higher valuations accorded these securities in the market for their geographically or other targeted nature. These valuation techniques take into account multiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service.

As of December 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$54,618,673	$20,524,296	$(1,638,161)	$18,886,135
Enterprise Fund	119,832,273	49,099,361	(16,010,764)	33,088,597
Small Cap Core Fund	36,203,838	19,392,194	(1,423,840)	17,968,354
Microcap Value Fund	162,847,813	35,543,348	(45,878,461)	(10,335,113)
Mid Cap Value Fund	1,817,626	250,043	(20,034)	230,009
Access Capital Community Investment Fund	648,475,982	27,979,817	(4,997,877)	22,981,940

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by U.S. Bank N.A., the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2010 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Barclays Capital	0.29%	11/10/10	1/06/11	$(15,507,117)	$(15,500,000)
Mizuho Securities	0.30%	11/15/10	1/12/11	(34,816,820)	(34,800,000)
Goldman Sachs	0.30%	11/23/10	1/18/11	(24,489,474)	(24,478,051)
Deutsche Securities	0.31%	12/08/10	1/26/11	(31,243,177)	(31,230,000)
Mizuho Securities	0.32%	12/15/10	2/03/11	(15,826,031)	(15,819,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at December 31, 2010 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Barclays Securities
11/10/10 to
1/6/11
	Fannie Mae Pool #AC2109	4.50%	7/01/39	$2,217,339	$2,278,104
	Fannie Mae Pool #AD1942	4.50%	1/01/40	3,417,101	3,532,101
	Fannie Mae Pool #777621	5.00%	2/01/34	2,810,508	2,972,538
	Fannie Mae Pool #AC1463	5.00%	8/01/39	2,242,065	2,358,712
	Fannie Mae Pool #702478	5.50%	6/01/33	1,846,434	1,990,268
	Freddie Mac Pool #A63456	5.50%	6/01/37	2,142,566	2,302,006

					$15,433,729

Mizuho Securities
11/15/10 to
1/12/2011
	Fannie Mae Pool #MC0154	4.50%	8/01/39	$2,027,225	$2,092,916
	Fannie Mae Pool #727312	5.00%	9/01/33	2,687,690	2,842,639
	Fannie Mae Pool #815009	5.00%	4/01/35	1,377,477	1,454,307
	Fannie Mae Pool #829005	5.00%	8/01/35	1,740,259	1,837,324
	Fannie Mae Pool #AC6307	5.00%	12/01/39	2,084,549	2,203,423
	Fannie Mae Pool #257892	5.50%	2/01/38	1,959,797	2,115,524
	Fannie Mae Pool #829649	5.50%	3/01/35	1,554,027	1,672,654
	Fannie Mae Pool #885724	5.50%	6/01/36	2,676,386	2,869,817
	Fannie Mae Pool #866969	6.00%	2/01/36	1,529,502	1,667,219
	Fannie Mae Pool #944502	6.00%	6/01/37	1,340,918	1,461,654
	Fannie Mae Pool #952598	6.00%	7/01/37	1,357,330	1,482,090
	Fannie Mae Pool #952632	6.00%	7/01/37	1,908,910	2,086,754
	Freddie Mac Pool #A25310	5.00%	6/01/34	1,972,545	2,079,882
	Freddie Mac Pool #A40538	5.00%	12/01/35	1,606,148	1,692,543
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,219,577	1,285,178
	Freddie Mac Pool #A42803	5.50%	2/01/36	$1,332,250	$1,428,060

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Freddie Mac Pool #A61916	6.00%	6/01/37	2,766,173	2,999,373
	Freddie Mac Pool #A66156	6.50%	9/01/37	1,741,005	1,932,042

					$35,203,399

Goldman Sachs
11/23/10 to
1/18/11
	Fannie Mae Pool #AD1988	4.50%	2/01/40	$4,886,553	$5,044,897
	Fannie Mae Pool #AD1585	4.50%	2/01/40	4,022,699	4,153,050
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,818,142	5,092,903
	Fannie Mae Pool #AD1560	5.00%	3/01/40	2,706,887	2,861,250
	Fannie Mae Pool #AA0527	5.50%	12/01/38	3,888,066	4,191,547
	Ginnie Mae Pool #713519	6.00%	7/15/39	4,805,328	5,386,690

					$26,730,337

Deutsche Bank
12/8/10 to
1/26/11
	Fannie Mae Pool #AD1471	4.50%	2/01/40	$2,911,119	$3,005,450
	Fannie Mae Pool #AD4456	4.50%	4/01/40	3,450,762	3,562,580
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,817,015	2,894,212
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,899,727	1,961,285
	Fannie Mae Pool #934941	5.00%	8/01/39	2,416,780	2,554,600
	Fannie Mae Pool #AA0526	5.00%	12/01/38	1,770,444	1,876,009
	Fannie Mae Pool #AD1470	5.00%	2/01/40	2,997,455	3,168,388
	Fannie Mae Pool #AD1943	5.00%	1/01/40	1,278,285	1,354,377
	Fannie Mae Pool #941204	5.50%	6/01/37	1,097,233	1,183,686
	Fannie Mae Pool #986957	5.50%	7/01/38	1,045,205	1,118,949
	Freddie Mac Pool #A37185	5.00%	9/01/35	1,253,746	1,321,186
	Freddie Mac Pool #A38830	5.00%	5/01/35	1,544,526	1,627,607
	Freddie Mac Pool #A42097	5.00%	1/01/36	1,338,083	1,410,059
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,297,729	1,392,272
	Freddie Mac Pool #A28241	5.50%	10/01/34	1,428,304	1,532,360
	Freddie Mac Pool #A34999	5.50%	4/01/35	1,425,551	1,528,070
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,020,696	2,155,912

					$33,647,002

Mizuho Securities
12/15/10 to
2/3/11
	Fannie Mae Pool #806754	4.50%	9/01/34	$3,304,541	$3,411,622
	Fannie Mae Pool #663159	5.00%	7/01/32	4,895,638	5,173,288
	Fannie Mae Pool #806761	5.50%	9/01/34	4,175,075	4,493,782
	Fannie Mae Pool #844361	5.50%	11/01/35	3,142,394	3,379,325

					$16,458,017

Derivatives

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Access Capital Community Investment Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Fair Values of Derivative Instruments as of December 31, 2010 are as follows*:

Derivative Instruments Categorized by Risk Exposure		Amount
	Liability Derivatives
Interest Rate Contracts	Assets- Margin Variation Payable	$(459,688)

Total		$(459,688)

* For open derivative instruments as of December 31, 2010 , see the preceding tables on the Schedule of Portfolio Investments and the following section for financial futures contracts.

Financial Futures Contracts

The Access Capital Community Investment Fund entered into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments. Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Access Capital Community Investment Fund had the following open futures contracts at December 31, 2010:

			Unrealized
	Number of	Expiration	Appreciation	Notional
	Contracts	Date	(Depreciation)	Value	Counterparty

90 Day Euro
Dollar	25	March, 2011	(1,250)	6,225,938	Barclays Capital
	25	March, 2012	6,875	6,197,500	Barclays Capital
	25	March, 2013	33,750	6,154,688	Barclays Capital
	25	March, 2014	26,563	6,081,875	Barclays Capital
	25	June, 2011	(1,250)	6,221,250	Barclays Capital
	25	June, 2012	13,125	6,186,875	Barclays Capital
	25	June, 2013	39,375	6,142,500	Barclays Capital
	25	June, 2014	25,625	6,066,562	Barclays Capital
	25	September, 2011	—	6,215,313	Barclays Capital
	25	September, 2012	20,000	6,176,563	Barclays Capital
	25	September, 2013	44,062	6,130,313	Barclays Capital
	25	September, 2014	24,375	6,051,563	Barclays Capital
	25	December, 2011	2,813	6,207,188	Barclays Capital
	25	December, 2012	26,250	6,164,688	Barclays Capital
	25	December, 2013	26,562	6,096,250	Barclays Capital
Ten Year
U.S. Treasury Notes	400	March, 2011	1,596,875	49,771,875	Barclays Capital
Thirty Year
U.S. Treasury Bonds	200	March, 2011	888,750	25,313,750	Barclays Capital

Details of underlying collateral pledged for open futures contracts at December 31, 2010 were as follows:

		Maturity		Market
Description	Yield	Date	Par	Value
Freddie Mac Discount Note	0.42%	05/02/11	$2,000,000	$1,999,140

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Funds do not have any outstanding options as of December 31, 2010.

Swaptions

The Funds may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). The Funds do not have any outstanding call swaptions as of December 31, 2010.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

— Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

— Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

— Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2010 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$ 73,504,808(d)	$—	$—	$73,504,808
Enterprise Fund	152,920,870(d)	—	—	152,920,870
Small Cap Core Fund	54,172,192(d)	—	—	54,172,192
Microcap Value Fund	152,512,700(d)	—	—	152,512,700
Mid Cap Value Fund	2,047,635(d)	—	—	2,047,635
Prime Money Market Fund	—	15,678,155,623(b)	—	15,678,155,623
U.S. Government Money Market Fund	—	5,531,240,560(b)	—	5,531,240,560
Tax Free Money Market Fund	15,000,000(a)	1,509,570,293(c)	—	1,524,570,293
Access Capital Community Investment Fund	9,454,117(a)	662,003,805(b)	—	671,457,922
Other Financial Instruments*
Access Capital Community Investment Fund	2,772,500	—	—	2,772,500

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

(d) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the three month period ended December 31, 2010, the Funds recognized no significant transfers to/from level 1 or level 2.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of September 30, 2010 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$1,284,433	2017
	4,512,029	2018
Enterprise Fund	81,833	2017
	17,937,957	2018
Small Cap Core Fund	547,840	2017
	2,190,352	2018
Microcap Value Fund	1,092,919	2017
	23,135,136	2018

Prime Money Market Fund
	15,490	2014
	52,797	2015
	38,902	2016
	4,606,628	2017

U.S. Government Money Market Fund	18,765	2018

Access Capital Community Investment Fund
	1,911,397	2011
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2011.

Deferred Post-October Losses
Enterprise Fund	$10,319,912
Microcap Value Fund	2,929,944
U.S. Government Money Market Fund	13,842
Access Capital Community Investment Fund	4,199,223

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date 2/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date 2/22/11

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date 2/22/11

* Print the name and title of each signing officer under his or her signature.